REGISTRATION STATEMENT NO. 2-79359
                                                                        811-3568
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 32

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 31

                              MANAGED ASSETS TRUST
                           (Exact name of Registrant)

                                  -------------

                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (860) 308-1000

                                ERNEST J. WRIGHT
                  Assistant Secretary to the Board of Trustees
                              Managed Assets Trust
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                   -----------

Approximate Date of Proposed Public Offering: ____________________

It is proposed that this filing will become effective (check appropriate box):

[N/A] immediately upon filing pursuant to paragraph (b).

[N/A] on ________ pursuant to paragraph (b).

[X]   60 days after filing pursuant to paragraph (a)(1).

[N/A] on ___________ pursuant to paragraph (a)(1).

[N/A] ___ days after filing pursuant to paragraph (a)(2)

[N/A] on ___________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

________ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                              MANAGED ASSETS TRUST

                            GOAL -- HIGH TOTAL RETURN

Fund shares are offered only to separate accounts of The Travelers Insurance Company, The Travelers Life and Annuity Company or to separate accounts of affiliated companies (together, "The Companies"). The Fund serves as a funding option for certain variable annuity and variable life insurance contracts issued by The Companies.

                                  ONE CITYPLACE
                           HARTFORD, CONNECTICUT 06103
                            TELEPHONE 1-800-842-9368

                                   PROSPECTUS

                                  May [ ], 2005

TABLE OF CONTENTS

Goals and Investments.....................................       Shareholder Transactions and Pricing...................
Fund Performance..........................................       Tax Consequences of Dividends and
Fees and Expenses.........................................          Distributions.......................................
Investment Objective, Strategies and Related Risks........       Financial Highlights...................................
Management................................................       Appendix............................................... A-1
   Investment Adviser.....................................
   The Subadviser.........................................
   Portfolio Managers.....................................
   Transfer Agent and Fund Administrator..................


--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED THE FUND'S SHARES AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
--------------------------------------------------------------------------------

                              MANAGED ASSETS TRUST
                              Goals and Investments


                                                   ------------------------------------------------------------------------------
FUND'S OBJECTIVE:   High total return                 INVESTMENT ADVISER:              Travelers Asset Management International
                                                                                       Company LLC ("TAMIC")
KEY INVESTMENTS:    Common stocks, convertible and
                    fixed-income securities           SUBADVISER:                      Travelers Investment Management Company
                                                                                       ("TIMCO")

                                                      TAMIC (FIXED INCOME INVESTMENTS) Gene Collins

                                                      PORTFOLIO MANAGERS:              Kurt Lin

                                                      TIMCO (EQUITY INVESTMENTS)       Dan Willey

                                                      PORTFOLIO MANAGERS:              Louis Scott
                                                   ------------------------------------------------------------------------------

ALLOCATION AND SELECTION PROCESS: The Fund's investment policy is to allocate investments among asset classes providing for capital growth, capital stability, and income. Assets are allocated to stocks and fixed-income securities based upon a quantitative long-term risk/return analysis. If risk/return characteristics of each asset class are neutral to the other asset classes, the Fund's assets will be invested 60% in stocks and 40% in fixed-income securities.

TIMCO selects stock with a screening process that seeks attractive relative value and earnings growth. TIMCO manages the stocks held by the Fund to mirror the Standard & Poor's 500 Index. With this approach, stocks are evaluated based on the following characteristics:


o   price/earnings ratios and expected long-term growth                    o   overall contribution to total portfolio risk
o   trends and magnitudes of earnings                                      o   analysis of short-term price changes
o   earnings surprises                                                     o   changes in analysts' earnings estimates
o   underpricing on a risk-adjusted basis relative to the S&P 500 Index

TAMIC selects fixed-income securities by looking for the best long-term relative values across industries and along the yield curve. Individual investments are analyzed for credit and structure risk.

PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, and fixed-income securities risk, where market values move in the opposite direction of interest rates, including lower-quality fixed-income risks, where market values are subject to credit risks of issuers who may default or otherwise fail to make timely debt payments. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to the prospectus and the Statement of Additional Information ("SAI").

PORTFOLIO TURNOVER: The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Companies. The table compares the Fund's performance with the Lehman Government/Corporate Bond Index and the S&P 500 Index. The Indices are unmanaged and therefore do not incur the same management and trading expenses as the Fund does. An investor cannot invest directly in an index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

                    YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[THE FOLLOWING REPRESENTS A BAR CHART IN THE PRINTED PIECE]

27.12   13.78   21.31   21.44   14.22   -1.65   -5.08   -8.60   21.98
--------------------------------------------------------------------------------
 '95     '96     '97     '98     '99     '00     '01     '02     '03     '04

--------------------------------------------------------------------------------
  Best Quarter:
  Worst Quarter:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/04
                            1 YEAR          5 YEAR            10 YEAR
                        ---------------  --------------   ----------------
 Managed Assets
 S&P 500
 Lehman Gov./Corp

--------------------------------------------------------------------------------


                                FEES AND EXPENSES

The fees and expenses in the tables below are what you may pay if you buy and hold shares of the Fund, and are based on the Fund's latest fiscal year. These fees and expenses do not reflect any of the fees that may be assessed under the variable contract for which this Fund is an investment option. If such fees were included, your costs would be higher. You should consult your contract prospectus or disclosure document for information on contract fees.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT).........................          None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees..............................................          0.50%
Distribution and Service (12b-1) Fees........................          None
Other Expenses*..............................................              %
                                                                 ---------------
Total Annual Fund Operating Expenses**.......................              %

--------------

* Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company ("TIC").

** TIC has an expense cap agreement with the Fund to limit Total Annual Fund Operating Expenses to 1.25%. TIC may terminate the agreement with 60 days' notice. As Total Annual Fund Operating Expenses are under that cap, no reimbursements are currently expected.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, the investment has a 5% return each year and the Fund's operating expenses remain the same.

       1                      3                     5                    10
     YEAR                   YEARS                 YEARS                 YEARS
----------------       ----------------      ----------------      -------------

               INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS

The Fund invests in various investments and instruments subject to its investment policy, as described on page 1 of this prospectus, and in the SAI. The SAI also includes a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities. The Fund may invest in various other types of securities and engage in other investment techniques and strategies that are not the principal focus of the Fund. Listed below is more information on the Fund's investments, its practices and related risks. For a complete list of all investments available to the Fund, please refer to the Appendix of this prospectus. For a free copy of the SAI, see the back cover of this prospectus. The Fund does not guarantee that it will reach its investment objective, and an investment in the Fund may lose money. When you sell your shares they may be worth more or less than what you paid for them.

INVESTMENT OBJECTIVE                   The Fund's investment objective is not
                                       fundamental, and its objective and
                                       investment policies may be changed by
                                       the Trust's Board of Trustees ("Board")
                                       without approval of shareholders or
                                       holders of variable annuity and variable life insurance contracts. A change in a Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policy owner selected as appropriate at the time of investment.

EQUITIES Equity securities include common and preferred stock, warrants, rights, depositary receipts and shares, trust certificates and real estate instruments.

                                       Equities are subject to market risk.
                                       Many factors affect the stock market
                                       prices and dividend payouts of equity
                                       investments. These factors include
                                       general business conditions, investor
                                       confidence in the economy, and current
                                       conditions in a particular industry or
                                       company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer's earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors.

FIXED-INCOME INVESTMENTS               Fixed-income securities include U.S.
                                       Government obligations, certificates of
                                       deposit, and short-term money market
                                       instruments. Fixed-income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                                       The value of debt securities varies
                                       inversely with interest rates. This
                                       means generally that the value of these
                                       investments increases as interest rates
                                       fall and decreases as interest rates
                                       rise. Yields from short-term securities
                                       normally may be lower than yields from
                                       longer-term securities. A bond's price
                                       is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

LOWER-QUALITY FIXED-INCOME             High-yield, high-risk securities,
SECURITIES                             commonly called "junk bonds," are
                                       considered speculative. While generally
                                       providing greater income than
                                       investments in higher-quality
                                       securities, these lower-quality
                                       securities involve greater risk of
                                       principal and income than higher-quality securities (including the possibility of default or bankruptcy of the issuers of the security). Like other fixed-income securities, the value of high-yield securities will also fluctuate as interest rates change.

FOREIGN SECURITIES INVESTMENTS         An investment in foreign securities
                                       involves risk in addition to those of
                                       U.S. securities, including possible
                                       political and economic instability and
                                       the possible imposition of exchange
                                       controls or other restrictions on
                                       investments. The Fund also bears
                                       "information" risk associated with the
                                       different accounting, auditing, and
                                       financial reporting standards in many
                                       foreign countries. If a Fund invests in
                                       securities denominated or quoted in
                                       currencies other than the U.S. dollar,
                                       changes in foreign currency rates
                                       relative to the U.S. dollar will affect
                                       the U.S. dollar value of the Fund's
                                       assets. Foreign securities may be less
                                       liquid than U.S. securities.

DERIVATIVES AND HEDGING TECHNIQUES     Derivative contracts, such as futures
                                       and options on securities, may be used
                                       for any of the following purposes:

                                       o      To hedge against the economic
                                              impact of adverse changes in the
                                              market value of its securities,
                                              due to changes in stock market
                                              prices, currency exchange rates
                                              or interest rates

                                       o      As a substitute for buying or
                                              selling securities

                                       o      To enhance return

                                       o      Forward foreign currency
                                              contracts may be used to hedge
                                              against foreign currency exposure

                                       Even a small investment in derivative
                                       contracts can have a big impact on a
                                       Fund's stock market, currency and
                                       interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.

                                       For a more complete description of
                                       derivative and hedging techniques and
                                       their associated risks, please refer to
                                       the SAI.

OTHER RISK FACTORS

SELECTION RISK                         Fund investors are subject to selection
                                       risk in that a strategy used, or stock
                                       selected, may fail to have the desired
                                       effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

TEMPORARY DEFENSIVE POSITION           The Fund may depart from principal
                                       investment strategies in response to
                                       adverse market, economic or political
                                       conditions by taking a temporary
                                       defensive position by investing all or a substantial part of its assets in debt securities including lower-risk debt securities, and money market instruments. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.


                                   MANAGEMENT

INVESTMENT ADVISER AND PORTFOLIO MANAGERS

TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY LLC ("TAMIC") provides investment advice and, in general, supervises and manages the investment program for the Fund. TAMIC employs a subadviser to manage the Fund's daily investment operations, subject to the supervision of the Board of Trustees and TAMIC.

TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at 242 Trumbull Street, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup Inc. TAMIC also acts as an investment adviser or subadviser for:

       o      other investment companies used to fund variable products

       o      individual and pooled pension and profit-sharing accounts

       o domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)

       o      nonaffiliated insurance companies

[For the year ended December 31, 2004, the Fund paid TAMIC an advisory fee at the annual rate of x.xx% of the Fund's average daily net assets. This percentage also reflects the maximum advisory fee payable to TAMIC.]

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it has reached an agreement with MetLife, Inc. ("MetLife") to sell Citigroup's life insurance and annuity businesses ("Travelers Life & Annuity") to MetLife. As part of this transaction, Travelers Asset Management International Company LLC ("TAMIC"), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. TAMIC is the investment adviser to the Managed Assets Trust.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer.

In connection with this transaction, the Trust's Board of Trustees will be asked to approve new investment advisory and administrative services contracts, and, to the extent required by law, variable annuity and variable life contract owners, who beneficially own the shares of the funds, will be asked to approve new investment advisory agreements.

THE SUBADVISER

The subadviser is TIMCO, 100 First Stamford Place, Stamford, CT. TIMCO also acts as an investment adviser to other investment companies used to fund variable products issued by The Companies.

PORTFOLIO MANAGERS

Mr. Gene Collins and Mr. Kurt Lin are responsible for the day to day management of the fixed-income portfion of the Fund. Mr. Collins is a Senior Vice President of TAMIC. Since 1986, he has been the Senior Portfolio Manager of the investment portfolios of Primerica Inc., the predecessor company of Citigroup Inc. Since 1998, Mr. Collins has also been the Senior Portfolio Manager of Primerica Life of Canada; a Canadian domiciled insurance company. Mr. Collins has 27 years of experience in investments covering all types of fixed income and equity securities. Mr. Lin is a Vice President of TAMIC and is responsible for managing US investment grade portfolios and structured products. He also trades corporate bonds, derivatives and currencies. Prior to joining TAMIC in 1997, Mr. Lin was the senior derivatives trader at Smith Barney.

TIMCO employs a team approach in managing the Fund. However, Mr. Dan Willey and Mr. Louis Scott, are jointly and primarily responsible for the day to day management of the Fund since July 2004. Mr. Willey, Director, President, CEO/Senior Portfolio Manager, is the lead portfolio manager for the TIMCO team. Mr. Willey has been with TIMCO for ten years and has twenty-five years of investment experience. As the lead portfolio manager Mr. Willey has responsibility for monitoring the overall management of the Fund. Mr. Scott, Vice President, joined TIMCO in 1999, and has fifteen years of investment experience. Mr. Scott is the portfolio manager for quantitative equity strategies with a focus on the systematic implementation of model-based strategies.

Additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager's ownership of securities in the Fund is contained in the SAI.

                      TRANSFER AGENT AND FUND ADMINISTRATOR

TRANSFER AGENT

Citicorp Trust Bank, fsb, a subsidiary of Citigroup, serves as the Fund's transfer agent ("transfer agent"). The transfer agent has entered into a sub-transfer agency agreement with PFPC Inc. to serve as the Fund's sub-transfer agent and perform certain recordkeeping and accounting services.

RECENT DEVELOPMENTS

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds' investment manager and other investment advisory companies; Citicorp Trust Bank
(CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor's business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM's initiation and operation of, and compensation for, the transfer agent business and CAM's retention of, and agreements with, the subcontractor.

Travelers Life & Annuity ("TL&A") and CAM reviewed the adequacy and accuracy of the disclosure provided to the TL&A fund boards at the time the revised transfer agency arrangement was discussed with the boards and concluded that the transfer agency fees paid by the funds that did not have expense caps in effect to CTB for the period from June 1,1999 to August 23, 2004 should be reimbursed with interest to the funds. The reimbursement occurred on November 1, 2004.

Citigroup is cooperating fully in the SEC's investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

FUND ADMINISTRATOR

The Travelers Insurance Company ("TIC") serves as the Fund's administrator. TIC has entered into a sub-administrative service agreement with Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup, to perform the Fund's pricing and bookkeeping services.

                      SHAREHOLDER TRANSACTIONS AND PRICING

Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Companies. The term "shareholder" as used in this prospectus refers to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund's custodian receives payment. The separate accounts, to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.

The Fund currently issues only one class of shares. All shares of the Fund participate equally in dividends and distributions and have equal voting liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Fund. Shares are redeemable, transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

PRICING OF FUND SHARES

The offering price of Fund shares is the net asset value or NAV of a single share. Normally NAV is computed as of the close of regular trading (generally, 4:00 p.m. Eastern time) each day the New York Stock Exchange ("NYSE") is open. NAV is calculated by adding the value of a Fund's investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The Fund's assets are valued primarily based on market value. For securities traded on an exchange, the market value is determined by the closing sale or official closing price on that exchange. For securities that are not exchange traded, or exchange closing prices are unavailable, the market value is typically determined by third party pricing services using a variety of pricing techniques and methodologies. Additionally, if the pricing services are unable to supply a price, or a price is deemed to be unreliable, the value may be determined based on quotations received from one or more brokers/dealers that make a market in the security. Short-term money market instruments with remaining maturities of sixty days or less are valued using the amortized-cost method. This method approximates market value and minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded; the value is then converted into U.S. dollars from the local currency.

In cases where market prices or quotations are not readily available or are deemed unreliable, or if a significant event has occurred between the time at which a market price is determined and the time at which the Fund's NAV is calculated, an asset may be valued at "fair value" as determined in good faith in accordance with procedures adopted by the Trust's Board of Trustees ("Board"). In particular, the value of foreign securities may be materially affected by events occurring after the close of the market used to determine the securities' value, but before the Fund's NAV is calculated. The Fund uses a fair value model developed by a pricing service to value foreign equity securities on days when there has been more than a certain percentage change in the value of a domestic equity security index. Such percentage may be changed from time to time.

The use of fair value to price securities involves greater reliance on judgment than pricing securities based on readily available market quotations. When the Fund uses fair value to price securities, it may value those securities higher or lower than another fund using market quotations or its own fair value method. Additionally, there can be no assurance that the Fund will be able to obtain the fair value assigned to a security upon the sale of that security.

Foreign markets may be open on days when U.S. markets are closed. Accordingly, the value of foreign securities owned by the Fund could change on days when you cannot purchase or redeem shares of the Fund.

PURCHASES AND REDEMPTIONS

Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in your contract prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund's investment portfolio between purchase and redemption.

The Fund computes the NAV for purchases and redemptions as of 4:00 p.m. Eastern time on the day that the Fund has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.

The Fund retains the right to refuse a purchase order. The Fund may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and sales of Fund shares resulting from purchase, exchange or withdrawal transactions by certain owners of variable annuity and variable life insurance contracts ("contract owners") may harm other contract owners in various ways. These include: (1) dilution of the interests of long-term contract owners where frequent traders attempt to take advantage of market fluctuations that are not fully reflected in the Fund's NAV; (2) disruption of ordinary portfolio management, such as by necessitating that the Fund maintain a cash level higher than would otherwise be necessary or that the Fund sell securities prematurely or at inopportune times in order to generate cash to meet redemption requests; and (3) increased Fund costs, such as brokerage commissions.

However, the Fund's shares are offered exclusively to separate accounts of the Companies, and the Fund generally has little or no access to the transaction records of individual contract owners whose assets are invested in the separate accounts. Nonetheless, the Trust's Board of Trustees has adopted policies and procedures to discourage market timing while taking these circumstances into account. Specifically, the policies and procedures require that the Fund request written certifications from each Company at least annually specifying that: (1) the Company has instituted policies and procedures reasonably designed to detect and deter the use of the separate accounts for frequent trading; (2) the Company's policies and procedures address the level of trading that will be considered excessive and the Company monitors contract owner transactions to identify excessive trading; and (3) the Company applies such procedures uniformly.

The applicable variable annuity or variable life insurance contract prospectus contains a more detailed description of the Companies' policies and procedures with respect to frequent trading. There is significant risk that the policies and procedures of the Fund and the Companies will prove ineffective and that excessive trading in Fund shares will occur. The Fund may alter its policies and procedures at any time without prior notice to shareholders or contract owners.

                 TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS

Capital gains and dividends are reinvested in additional Fund shares, without a sales charge. The Trust expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

The Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

                              FINANCIAL HIGHLIGHTS
                              MANAGED ASSETS TRUST

The financial highlights table provides information to help you understand the Fund's financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The expenses reflected in the table do not reflect any expenses associated with variable contracts such as administrative fees, account charges and surrender charges. If those expenses were included, the expenses shown in the table would be higher and the total returns would be lower. The information was audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the annual report to shareholders, which is available upon request.


                                                                                 YEARS ENDED DECEMBER 31,

                                                    2004            2003            2002           2001(1)          2000(1)
                                               -------------   --------------   ------------    ------------    --------------
Net Asset Value, Beginning of Year.............                $      13.20      $     15.55     $     17.94     $   21.12
Income (Loss) from Operations:
   Net Investment Income.......................                        0.39             0.45            0.49          0.48
   Net realized and unrealized gain (loss).....                        2.51            (1.79)          (1.40)        (0.71)
   Total Income (Loss) from Operations.........                        2.90            (1.34)          (0.91)        (0.23)
Less Distributions From:
   Net investment income.......................                       (0.38)           (0.92)          (0.46)        (0.41)
   Net realized gains (2)......................                          --            (0.09)          (1.02)        (2.54)
Total distributions............................                       (0.38)           (1.01)          (1.48)        (2.95)
Net Asset Value, End of Year...................                $      15.72      $     13.20     $     15.55     $   17.94
TOTAL RETURN (3)...............................                       21.98%           (8.60)%         (5.08)%       (1.62)%
 Net Assets, End of Year (000's)...............                $    289,874      $   250,910     $   307,520     $ 342,834
RATIOS TO AVERAGE NET ASSETS
   Expenses (4)................................                        0.59%            0.61%           0.59%         0.59%
   Net Investment Income.......................                        2.64             2.80            2.95          2.47
 Portfolio turnover rate.......................                          84%              39%             59%           56%


--------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Distributions from realized gains include both net realized short-term and long-term capital gains.

(3) Total returns do not reflect expense associated with your variable contract such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns for all periods shown.

(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

                                    APPENDIX
                              Managed Assets Trust

The Fund invests in various instruments subject to its investment policy. The following techniques and practices are available to the Fund and are described together with their risks in the SAI.

INVESTMENT TECHNIQUES

American Depositary Receipts
Asset-Backed Mortgage Securities
Bankers Acceptances
Buying Put and Call Options
Certificates of Deposit
Commercial Paper
Convertible Securities
Corporate Asset-Backed Securities
Debt Securities
Equity Securities
Floating & Variable Rate Instruments
Foreign Securities
Futures Contracts
High-Yield, High Risk Debt Securities
Illiquid Securities
Index Futures Contracts
Investment Grade Debt Securities
Investment Company Securities
Investment in Unseasoned Companies
Options on Foreign Currencies
Real Estate-Related Instruments
Repurchase Agreements
Restricted or Illiquid Securities
Rights and Warrants
Short-Term Money Market Instruments
Temporary Bank Borrowing
U.S. Government Obligations
Variable Amount Master Demand Notes
When-Issued Securities
Writing Covered Call Options

                              MANAGED ASSETS TRUST

Investors who want more information about the Fund can obtain the SAI that provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that particularly affected the Fund's performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the Fund, do one of the following:

--------------------------------------------------------------------------------
                             CALL -- 1-800-842-9368
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  WRITE -- TRAVELERS LIFE & ANNUITY, P.O. BOX 990009, HARTFORD, CT 06199-0009
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      ACCESS THE EDGAR DATABASE ON THE SEC'S WEBSITE -- http://www.sec.gov
--------------------------------------------------------------------------------

Investors may also review or copy the above referenced documents at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the reference room may be obtained by calling the SEC at 1-202-942-8090. These documents may also be obtained, for a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by sending an e-mail request to publicinfo@sec.gov.

The Fund's SAI and shareholder reports are not available on a website because the Fund does not currently maintain a consumer website as Fund shares are only offered to separate accounts of the insurance companies listed on the cover.

(1940 Act # 811-3568)

L-11172                                                                 May 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                              MANAGED ASSETS TRUST

                                  MAY [ ], 2005

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read this SAI with the Managed Assets Trust's prospectus dated May [ ], 2005 and the 2004 annual shareholder report. This SAI is incorporated by reference into the prospectus and is legally a part of the prospectus. Investors may obtain a free copy of the prospectus and annual shareholder report by writing or calling us at:

                         The Travelers Insurance Company
                                Annuity Services
                                  One Cityplace
                           Hartford, Connecticut 06103
                      Phone number 800-842-9368 (toll free)

or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS

Fund History............................................................
Investment Objective, Policies and Risks................................
Investment Restrictions.................................................
Valuation and Pricing...................................................
Distributions...........................................................
Trustees and Officers...................................................
Code of Ethics..........................................................
Declaration of Trust....................................................
Investment Advisory Services............................................
Redemptions in Kind.....................................................
Brokerage...............................................................
Portfolio Turnover Rate.................................................
Fund Administration.....................................................
Shareholder Rights......................................................
Federal Tax Status of the Fund..........................................
Performance.............................................................
Disclosure of Portfolio Holdings........................................
Financial Statements....................................................
Additional Information..................................................
Appendix A - Ratings.................................................... A-1
Appendix B - Proxy Voting Policies and Procedures....................... B-1

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

Managed Assets Trust (the "Fund") is registered with the SEC as a "diversified, open-end investment company" or mutual fund. The Fund was formed as a Massachusetts business trust on October 1, 1981.

The Fund's investment objective is to provide a high total investment return through a fully managed investment policy. To achieve this, the adviser adjusts the Fund's overall risk exposure as market and economic trends change by allocating its investments among securities providing for capital growth, capital stability and income. The Fund's fully managed investment policy makes use of equity, debt, convertible and money market instruments. Over longer periods, the investment adviser expects that a larger portion of the Fund's portfolio will consist of equity securities.

The Fund's investment objective and, unless noted as fundamental, its investment policies may be changed by the Board of Trustees ("Board") without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policyowner selected as appropriate at the time of investment.

Listed below for quick reference are the other types of investments that the Fund may make and the Fund's investment techniques. More detailed information about the Fund's investments and investment techniques follows the chart.

Investors are reminded that this SAI supplements the information contained in, and should be read with, the Managed Assets Trust's prospectus dated May [ ], 2005 and the 2004 annual shareholder report.

SECURITY/INVESTMENT TECHNIQUE
American Depositary Receipts
Asset-Backed Mortgage Securities
Bankers' Acceptances
Buying Put and Call Options
Certificates of Deposit
Commercial Paper
Convertible Securities
Corporate Asset-Backed Securities
Debt Securities
Equity Securities
Floating & Variable Rate Instruments
Foreign Securities
Futures Contracts
High-Yield, High-Risk Debt Securities
Index Futures Contracts
Investment Company Securities
Investment in Unseasoned Companies
Investment Grade Debt Securities
Options on Foreign Currencies
Real Estate-Related Instruments
Repurchase Agreements
Restricted or Illiquid Securities
Short-Term Money Market Instruments
Temporary Bank Borrowing
U.S. Government Obligations
Variable Rate Master Demand Notes
Warrants and Rights
When-Issued and Delayed-Delivery Securities
Writing Covered Call Options

This section explains more about the investments and investment techniques listed above. It also includes a brief discussion about the specific risks associated with a particular investment or investment technique.

COMMON STOCKS. As stated in the prospectus, the Fund invests in common stocks (equity interests) of issuers of any size. Common stocks represent generally ownership of a corporation. Equities have provided the greatest long-term growth potential but over the short period can be subject to great fluctuations in stock market prices. Market values will go up and down, which means that investors may lose money. Market values are affected by many factors, including business conditions, investor confidence in the economy, current conditions in a particular industry or company. Equities are subject to financial risks relating to an issuer's earnings stability and overall soundness. To the extent that the Fund has invested in equities issued by smaller companies, the fund may be more subject to abrupt or erratic market movements than with securities of larger, more established companies or the market averages in general.

WARRANTS AND RIGHTS. The Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

ASSET-BACKED MORTGAGE SECURITIES: Securities of this type include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

FLOATING AND VARIABLE RATE INSTRUMENTS Obligations that have a floating or variable rate of interest bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The Fund limits its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The advisers or subadvisers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument can be affected by events occurring between the date the Fund elects to demand payment and the date payment is due. Those events may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same-day settlement. To facilitate settlement, these same-day demand instruments may be held in book entry form at a bank other than the Fund's custodian, subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

The floating and variable rate obligations that the Fund may purchase include certificates of participation in obligations purchased from banks. A certificate of participation gives the Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of such obligations. Certain of such certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

INVESTMENT IN UNSEASONED COMPANIES: The Fund may also invest Fund assets in securities of companies that have operated for less than three years, including the operations of predecessors. Except for Equity Income. Large Cap and Pioneer Fund, the Fund has undertaken that they will not make investments that will result in more than 5% of total assets being invested in the securities of newly formed companies and equity securities that are not readily marketable. Investing in securities of unseasoned companies may, under certain circumstances, involve greater risk than is customarily associated with investment in more established companies.

CONVERTIBLE SECURITIES. Convertible securities may include corporate notes or preferred stock, but ordinarily are long-term debt obligations of an issuer that are convertible at a stated price or exchange rate into the issuer's common stock. Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, reacts to variations in the general stock market. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities, convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there can be no assurance of the current income because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential through the conversion feature for capital appreciation. There can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but not-convertible debt of the same issuer, although convertible bonds enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the issuer's common stock. Because of the conversion feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

A synthetic convertible security is comprised of two distinct securities that together resemble convertible securities. Synthetic convertible securities combine non-convertible bonds or preferred stock with warrants or stock call options. The options that form a portion of the convertible security are listed on a securities exchange or on the National Association of Securities Dealers Automated Quotations Systems. The two components of a synthetic convertible security generally are not offered as a unit but may be purchased and sold by the Fund at different times. Synthetic convertible securities differ from convertible securities in that each component of a synthetic convertible security has a separate market value and responds differently from the other to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

OPTIONS ON FOREIGN CURRENCIES. As with other kinds of options transactions, the writing of an option contract on foreign currency will constitute only a partial hedge, up to the amount of the premium received. The Fund could be required to sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

REAL ESTATE-RELATED INSTRUMENTS: The Fund may engage in the purchase and sale of real estate related instruments including real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, over building and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment

WRITING COVERED CALL OPTIONS. The Fund may write or sell covered call options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

The Fund may only write "covered" options. This means that as long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills.

Writing call options permits the Fund to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open.

Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could impair the Fund's ability to use such options to achieve its investment objectives.

FOREIGN SECURITIES AND ADRS. The Fund may invest up to 25% of its total assets in foreign securities. These securities may include U.S. dollar-denominated securities, debt securities of foreign governments (including provinces and municipalities) or their agencies or instrumentalities, securities issued or guaranteed by international organizations designated or supported by multiple governments or entities to promote economic reconstruction or development, and securities of foreign corporations and financial institutions.

The Fund may invest in American Depositary Receipts ("ADRs"). Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign entities, the Fund may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary Shares, Global Depositary Shares of International Depositary Receipts. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Subject to any limit on the Fund's investments in foreign securities, there may be no limit on the amount of assets that may be invested in securities of issuers domiciled in a single country or market. To the extent that the Fund's assets are invested substantially in a single country or market, the Fund is more susceptible to the risks of investing in that country or market than it would be if its assets were geographically more diversified.

Investments in foreign securities may offer the Fund an opportunity to pursue the performance potential of an overseas market. Such securities, however, also entail risks in addition to the risks of U.S. securities. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Foreign settlement procedures and trade regulations may involve higher commission rates and risks and expenses not present in U.S. settlements. Changes in foreign exchange rates affects the value of those securities that are denominated or quoted in currencies other than the U.S. dollar.

Many of the foreign securities held by the Fund are not registered with, nor are the issuers thereof subject to SEC reporting requirements. Accordingly, there may be less publicly available information about the securities and the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

BUYING PUT AND CALL OPTIONS. The Fund may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve shareholders' capital when market conditions warrant. The Fund may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities eligible for purchase by the Fund, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed in the "over-the-counter" market with a broker-dealer as the counterparty. While the investment adviser anticipates that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months in duration.

The Fund pays a premium in exchange for the right to purchase (call) or sell
(put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the option contract. In either case, the Fund's risk is limited to the amount of the option premium paid.

The Fund may sell put and call options prior to their expiration and, thereby, realize a gain or loss. A call option expires worthless if the price of the related security is below the contract strike price at the time of expiration; a put option expires worthless if the price of the related security is above the contract strike price at the time of expiration.

The Fund uses put and call options for bona fide hedging purposes only. The investment adviser identifies liquid securities sufficient to fulfill the call option delivery obligation, and these securities are segregated in an account. Similarly, the investment adviser identifies deliverable securities sufficient to fulfill the put option obligation, which also are segregated. In the case of put options on futures contracts, the investment adviser identifies portfolio securities whose price volatility is expected to match that of the underlying futures contract, and these securities are segregated.

FUTURES CONTRACTS. The Fund may use financial futures contracts either as a hedge to protect against anticipated changes in stock prices and interest rates, or to facilitate the purchase or sale of securities or, to a limited extent, to seek to enhance return. Financial futures contracts consist of stock index futures contracts and futures contracts on debt securities ("interest rate futures"). A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. When a futures contract is purchased, the Fund sets aside cash or liquid securities equal to the total market value of the futures contract, less the amount of the initial margin.

Hedging by use of interest rate futures seeks to protect the portfolio against potential adverse movements in interest rates. When hedging is successful, any depreciation in the value of portfolio securities is substantially offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of the portfolio securities is substantially offset by depreciation in the value of the futures position.

Positions taken in the futures markets normally are not held to maturity but instead are liquidated through offsetting transactions that may result in a profit or a loss. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or security and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if less, a loss. While futures positions taken by the Fund usually are liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so. In determining gain or loss, transaction costs must also be taken into account. There can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.

The Fund will not purchase or sell futures contracts or related options for non-hedging purposes if the aggregate initial margin and premiums required to establish such positions exceeds five percent of the fair market value of its net assets, after taking into account unrealized profits and unrealized losses on any such contracts into which it has entered.

All stock index and interest rate futures contracts are traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). The Fund further seeks to assure that fluctuations in the price of any futures contracts that it uses for hedging purposes are substantially related to fluctuations in the price of the securities it holds or expects to purchase, although there can be no assurance that the expected result will always be achieved.

SPECIAL RISKS RELATING TO FUTURES CONTRACTS. While certain futures contracts may be purchased and sold to reduce certain risks, these transactions may entail other risks. Thus, while the Fund may benefit from the use of such futures, changes in stock price movements or interest rates may result in a poorer overall performance for the Fund than if it had not entered into such futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The investment adviser attempts to reduce this risk by engaging in futures transactions, to the extent possible, where, in its judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of any portfolio securities sought to be hedged. Successful use of futures contracts for hedging purposes is also subject to the investment adviser's ability to predict correctly movements in the direction of the market.

FORWARD CONTRACTS. A forward contract is an agreement between two parties where one party is obligated to deliver a stated amount of a particular asset at a specified future time, and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties to the contract. The contracting parties may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's total net assets. A forward currency contract is an obligation to buy (sell) an amount of a specified currency for an agreed price, which may be in U.S. dollars or a foreign currency. In the normal course of business, the Fund exchanges foreign currencies for U.S. dollars and for other foreign currencies; it may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may engage in a "position hedge" whereby it hedges some or all of its investments denominated in a foreign currency (or exposed to foreign currency fluctuations) against a decline in the value of the foreign currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency or by participating in options or futures contracts with respect to the currency. The Fund also may engage in position hedging with a "proxy" currency (one whose performance is expected to replicate or exceed the performance of the foreign currency relative to the U.S. dollar). The Fund also may enter into an "anticipatory" position hedge with respect to a currency when the Fund is considering the purchase or sale of investments denominated in that currency. In any of these circumstances, the Fund may enter into a "cross hedge" whereby it uses a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies.

These types of hedging can minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S.-dollar value of the proceeds of or rates of return on the Fund's foreign securities. It is difficult to match precisely the increase in value of a forward contract to the decline in the U.S.-dollar value of the foreign asset that is the subject of the hedge. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if the portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform in a similar manner to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is unable to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's foreign contracts' commitments with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

U.S. GOVERNMENT OBLIGATIONS. As used in this SAI, "U.S. government securities" include securities issued by the U.S. Government, its agencies, instrumentalities and government-sponsored enterprises. U.S. government securities include a variety of Treasury securities that differ only in their interest rates, initial maturities and dates of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years at the date of issuance.

U.S. government securities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration,

Government National Mortgage Association, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority, Student Loan Marketing Association and Federal National Mortgage Association.

Some U.S. government securities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the government-sponsored enterprise. Because the U.S. Government is not obligated by law to provide support to an instrumentality or government-sponsored enterprise, the Fund will invest in those U.S. government securities only when the Fund's investment adviser, Travelers Asset Management International Company LLC ("TAMIC"), determines that the credit risk with respect to the instrumentality or enterprise does not make its securities unsuitable investments. U.S. government securities will not include international agencies or instrumentalities in which the U.S. Government, its agencies, instrumentalities or government-sponsored enterprises participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. The Fund may, from time to time, purchase new-issue government or agency securities on a "when-issued," "delayed-delivery," or "to-be-announced" basis ("when-issued securities"). The prices of such securities are fixed at the time the commitment to purchase is made and may be expressed in either dollar-price or yield- maintenance terms. Delivery and payment may be at a future date beyond customary settlement time. It is the Fund's customary practice to make when-issued purchases for settlement no more than 90 days beyond the commitment date.

The commitment to purchase a when-issued security may be viewed as a senior security, which is marked to market and reflected in the Fund's net asset value daily from the commitment date. While the adviser intends for the Fund to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. The Fund does not make payment or begin to accrue interest on these securities until settlement date. To invest its assets pending settlement, the Fund normally invests in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

The Fund does not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC thereunder, when the Fund commits to purchase a security on a when-issued basis, the adviser identifies and places in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

The adviser believes that purchasing securities in this manner will be advantageous to the Fund. However, this practice entails certain additional risks, namely the default of the counterparty on its obligations to deliver the security as scheduled. In this event, the Fund would experience a gain or loss equal to the appreciation or depreciation in value from the commitment date. The adviser employs a rigorous credit quality procedure in determining the counterparties to deal with in purchasing when-issued securities and, in some circumstances, require the counterparty to post cash or some other form of security as margin to protect the value of the delivery obligation pending settlement.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes are unsecured obligations that permit the Fund to invest different amounts at varying interest rates under arrangements between the Fund (as lender) and the issuer of the note (as borrower). Under the note, the Fund has the right at any time to increase the amount up to the full amount provided by the note agreement, or to decrease the amount, and the borrower has the right to repay at any time up to the full amount of the note without penalty. Notes purchased by the Fund permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by the Fund may have maturities of more than one year, provided that: (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the interest rate on such notes is adjusted automatically at periodic intervals, which normally do not exceed 31 days but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest-rate adjustment or the demand notice period. Because these notes are direct lending arrangements between the lender and the borrower, the notes normally are not traded and have no secondary market, although the notes are redeemable and, thus, repayable at any time by the borrower at face value plus accrued interest. Accordingly, the Fund's right to redeem depends on the borrower's ability to pay interest on demand and repay principal. In connection with variable rate master demand notes, the subadviser considers, under standards established by the Board, earning power, cash flow and other liquidity ratios of a borrower and monitors the ability of a borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund will invest in them only if the investment adviser determines that the issuer meets the criteria established for commercial paper.

DEBT SECURITIES. Debt securities held by the Fund may be subject to several types of investment risk, including market or interest-rate risk, which relates to the change in market value caused by fluctuations in prevailing interest rates, and credit risk, which relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to corporate bonds during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity. Investment-grade debt securities are generally regarded as having adequate capacity to pay interest and repay principal, but have speculative characteristics. Below-investment-grade debt securities (sometimes referred to as "high-yield/high-risk" or "junk" bonds) have greater speculative characteristics. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

The Fund has adopted an operating policy that prohibits it from purchasing any securities rated lower than BBB by S&P, Baa by Moody's or, if unrated by such services, are, in the subadviser's opinion, of equivalent quality, if as a result more than 10% of the Fund's assets that are invested in debt securities would be invested in such securities. Further, the Fund does not purchase any debt securities rated B or lower by either service or their equivalent.

Therefore the Fund may invest in corporate debt obligations that are rated below the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P and Aaa, Aa, or A for Moody's (see the Appendix for more information) or, if unrated, of comparable quality) and may have speculative characteristics or be speculative. Lower-rated or comparable unrated bonds include bonds rated BBB by S&P or Baa by Moody's or below. Credit ratings evaluate the safety of the principal and interest payments but not the market value of high yield bonds. Further, the value of such bonds is likely to fluctuate over time.

Lower-rated bonds usually offer higher yields with greater risks than higher-rated bonds. Lower-rated bonds have more risk associated with them that the issuer of such bonds will default on principal and interest payments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time.

As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities.

An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligations to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of securities they have issued. As a result of the restructuring, holders of lower-rated securities may receive less principal and interest than they had bargained for at the time such bonds were purchased. In the event of a restructuring, the Fund may bear additional legal or administrative expenses in order to maximize recovery from an issuer. Additionally, an increase in interest rates may also adversely impact the value of high yield bonds.

The secondary trading market for lower rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. Adverse publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may affect the price of liquidity of lower-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the portfolio.

Many corporate debt obligations, including many lower rated bonds, permit the issuers to call the security and therefore redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond that is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at a lower interest rate, thus reducing income to the Fund.

EVALUATING THE RISKS OF LOWER-RATED SECURITIES. The Fund's subadviser generally follows certain steps to evaluate the risks associated with investing in lower-rated securities. These techniques include:

       CREDIT RESEARCH. The adviser performs its own credit analysis in addition to using nationally recognized statistical rating organizations and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage and earnings. In evaluating an issuer, the adviser or subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

       DIVERSIFICATION. The Fund generally invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

       ECONOMIC ANALYSIS. The adviser also analyzes current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical and analysis of the business cycle can be important.

Achievement by the Fund's of its investment objective through investing in these bonds may be more dependent on the credit analysis of a lower-rated bond than would be the case if the Fund invested exclusively in higher-rated bonds.

MONEY MARKET INSTRUMENTS. Money market instruments are those with remaining maturities of 397 days or less, such as commercial paper (including master demand notes), bank certificates of deposit, bankers' acceptances, and U.S. government securities, some of which may be subject to repurchase agreements.

CERTIFICATES OF DEPOSIT. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate can usually be traded in the secondary market prior to maturity.

Certificates of deposit are limited to U.S. dollar-denominated certificates of U.S. banks that have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and savings and loan associations that are insured by the Federal Deposit Insurance Corporation).

The Fund does not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

OBLIGATIONS OF FOREIGN BRANCHES OF U.S. BANKS. The obligations of foreign branches of U.S. banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, if evidences of ownership of such securities are held outside the U.S., the Fund is subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF U.S. BRANCHES OF FOREIGN BANKS. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about an U.S. branch of a foreign bank than about a domestic bank.

BANKERS' ACCEPTANCES. Bankers' acceptances in which the Fund may invest are issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset, or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

COMMERCIAL PAPER RATINGS. The Fund's investments in commercial paper are limited to those rated A-1 by S&P or PRIME-1 by Moody's. These and other ratings of money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, and the issuer has a strong position within the industry.

The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

See the Appendix for information with respect to ratings for other debt or equity securities.

OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act, including investing some or all of its assets in one or more other such investment companies. The Fund indirectly bears its pro rata share of any investment advisory and other fund expenses paid by the funds in which it invests.

ILLIQUID SECURITIES. The Fund may make investments in illiquid securities in an amount not exceeding 15% of the Fund's net asset value. Illiquid securities are those that are not readily marketable within seven days in the ordinary course and include restricted securities that may not be publicly sold without registration under the Securities Act of 1933 (the "1933 Act") and certain Rule 144A securities. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If the Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect to those sales, and registration of such securities under the 1933 Act may be required. The Fund will not bear the expense of such registration. In determining securities subject to the percentage limitation, the Fund will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations, including options traded over-the-counter and other securities subject to restrictions on resale.

RULE 144A SECURITIES. Certain Rule 144A securities may be considered illiquid and, therefore, their purchase is subject to the Fund's limitation on the purchase of illiquid securities, unless the adviser under guidelines approved by the Board determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by the Fund, the Fund's level of illiquidity could increase. The Board has established standards and procedures for determining the liquidity of Rule 144A securities and periodically monitors the adviser's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.

LOANS OF SECURITIES TO BROKER DEALERS. The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, liquid securities, or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% of the market value of the securities loaned. The Fund will not loan securities if, after a loan, the aggregate of all outstanding securities loans exceeds one-third of the value of the Fund's total assets taken at their current market value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of any cash loan collateral in U.S. Treasury notes, certificates of deposit, other high grade, short-term obligations or interest-bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the Fund may vote the securities if, in the opinion of the investment adviser, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans may be made only to borrowers deemed to be of good standing, under standards approved by the Board, when the income to be earned from the loan justifies the risks.

REPURCHASE AGREEMENTS. The Fund may invest from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or broker-dealers on the Federal Reserve Bank of New York's list of primary reporting dealers, in each case meeting the investment adviser's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked-to-market daily and, when required, the counterparty will provide additional cash or qualifying collateral.

In executing a repurchase agreement, the Fund purchases eligible securities subject to the counterparty's agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. The Fund will engage in repurchase agreements only where it takes physical delivery or, in the case of "book-entry" securities, the security is segregated in the counterparty's account at the Federal Reserve for the benefit of the Fund, to perfect the Fund's claim to the collateral for the term of the repurchase agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Fund would bear the risks of delay, adverse market fluctuation and any transaction costs in disposing of the collateral.

TEMPORARY INVESTMENTS. Permissible temporary investments pending investment or for defensive or cash management purposes may include debt securities, including high-yield, high risk debt securities and money market instruments. These investments also may include preferred stock, corporate bonds and debentures; U.S. government securities; instruments of banks that are members of the Federal Deposit Insurance Corporation with assets of at least $1 billion, such as certificates of deposit, demand and time deposits, and bankers' acceptances; prime commercial paper, including master demand notes; repurchase agreements secured by U.S. government securities; or other debt securities. When the Fund is so invested, investment income may increase and constitute a large portion of the Fund's return, and the Fund probably will not participate in market advances or declines to the extent that it would if it were fully invested in stocks.

                             INVESTMENT RESTRICTIONS

At a meeting held April 30, 1999, the Fund adopted the following investment policies as fundamental (those that may not be changed without shareholder approval).

FUNDAMENTAL POLICIES

The Fund, irrespective of any fundamental or non-fundamental operating investment policies, may invest all or a portion of its assets in one or more investment companies without a shareholder vote. The Fund may not:

1. DIVERSIFICATION: with respect to 75% of its assets, purchase a security other than a security issued or guaranteed by the U. S. Government, its agencies, instrumentalities, or government-sponsored enterprises or a security of an investment company if, as a result; (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

2. INDUSTRY CONCENTRATION: purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this policy, there is no limit on : (1) investments in U. S. government securities, in repurchase agreements covering U. S. government securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3. BORROWING: borrow money if, as a result, outstanding borrowings would exceed an amount equal to one-third of the Fund's total assets.

4. REAL ESTATE: purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business).

5. LENDING: make loans to other parties if, as a result, more than one-third of its total assets would be loaned to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities, and acquiring any debt security are not deemed to be the making of loans.

6. COMMODITIES: purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts and options on futures or from investing in securities or other instruments backed by physical commodities).

7. UNDERWRITING: be an underwriter (as that term is defined in the 1933 Act) of securities issued by other persons except, to the extent that in connection with the disposition of its assets, the Fund may be deemed to be an underwriter.

8. SENIOR SECURITIES: issue any class of senior securities except to the extent consistent with the 1940 Act.

NONFUNDAMENTAL POLICIES

Effective May 1, 1999, the Fund also complies with the following nonfundamental investment policies. The Fund will not:

1. BORROWING: for purpose of the borrowing limitation, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities ("leverage transactions"). (See Fundamental Policy No. 3 "Borrowing.")

2. LIQUIDITY: invest more than 15% of its net assets in: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

3. EXERCISING CONTROL OF ISSUERS: make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

4. OTHER INVESTMENT COMPANIES: invest in securities of another investment company, except to the extent permitted by the 1940 Act.

5. SHORT SALES: sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

6. PURCHASING ON MARGIN: purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

7. LENDING: lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the Fund's total assets.

8.     PLEDGING: pledge its assets except as permitted by the 1940 Act.


                              VALUATION AND PRICING

VALUATION. Current value for the Fund's portfolio securities is determined as follows: securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported and U.S. government and agency obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources; and, securities that have a remaining maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. The Fund values short-term money market instruments with maturities of sixty days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest receivable, approximates market. All other investments are valued at fair value as determined in good faith in accordance with procedures adopted by the Board.

PRICING. We compute the Fund's net asset value per share as of the close of regular trading (currently 4:00 p.m. Eastern time) on the New York Stock Exchange ("Exchange") each day the Exchange is open for business. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is arrived at by determining the value of the Fund's assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. Fund shares are redeemed at the redemption value next determined after the Fund receives a redemption request. The redemption value is the net asset value adjusted for fractions of a cent and may be more or less than the shareholder's cost depending upon changes in the value of the Fund's portfolio between purchase and redemption.

The Fund computes the redemption value as of the close of the Exchange at the end of the day on which it has received all proper documentation from the shareholder. Redemption proceeds normally are wired or mailed either the same or the next business day, but in no event later than seven days thereafter.

The Fund may temporarily suspend the right to redeem its shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or (4) the SEC, for the protection of shareholders, so orders.

                                  DISTRIBUTIONS

The investment adviser intends to distribute dividends from net investment income and all net realized capital gains annually in shares or, at the option of the shareholder, in cash. When the investment adviser makes a distribution, it intends to distribute only net capital gains and such income as the investment adviser has determined, to the best of its ability, to be taxable as ordinary income. Therefore, the investment adviser will not make net investment income distributions on the basis of distributable income as computed on the Fund's books but on a federal taxation basis.

                              TRUSTEES AND OFFICERS

Under Massachusetts law, the Board has absolute and exclusive control over the management and disposition of all the Fund's assets. Subject to the provisions of its Declaration of Trust, the Fund's business and affairs are managed by the trustees or other parties so designated by the Board. The Fund's trustees and officers are listed below.

OFFICERS AND INTERESTED TRUSTEES

                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                           TERM OF OFFICE                                               FUND COMPLEX   DIRECTORSHIPS
                       POSITION(S) HELD    AND LENGTH OF                                                 OVERSEEN BY     HELD BY
 NAME ADDRESS AND AGE      WITH FUND         TIME SERVED   PRINCIPAL OCCUPATION DURING LAST FIVE YEARS     DIRECTOR      DIRECTOR
 --------------------      ----------        -----------   -------------------------------------------     --------    -------------

 *R. Jay Gerken           Chairman,          Since 2002    Managing Director (1989 to present) of            221            None
 399 Park Avenue      President, CEO and                   Citigroup Global Markets Inc.; Chairman,
 New York, NY              Trustee                         President and CEO of Smith Barney Fund
 Age 53                                                    Management LLC; Travelers Investment Adviser,
                                                           Inc. and CitiFund Management Inc. Chairman,
                                                           Chief Executive Officer and President, Board
                                                           of Managers (2002-present), six Variable
                                                           Annuity Separate Accounts of The Travelers
                                                           Insurance Company+; Chairman, Chief Executive
                                                           Officer and President, Board of Trustees
                                                           (2002-present), five Mutual Funds sponsored
                                                           by The Travelers Insurance Company.++

 Ernest J. Wright    Assistant Secretary     Since 2004    Vice President and Secretary (1996-present),      N/A            None
 One Cityplace           to the Board                      Assistant Secretary (1994-1996), Counsel
 Hartford, Connecticut                                     (1987-present), The Travelers Insurance
 Age 64                                                    Company; Secretary (1994 to 6-1-2004),
                                                           Assistant Secretary (6-1-2004 to present),
                                                           six Variable Annuity Separate Accounts of The
                                                           Travelers Insurance Company+; Secretary (1994
                                                           to 6-1-2004), Assistant Secretary (6-1-2004
                                                           to present), five Mutual Funds sponsored by
                                                           The Travelers Insurance Company.++

 Kathleen A. McGah    Secretary to           Since 2004    Deputy General Counsel (1999 - present);          N/A            None
 One Cityplace         The Board                           Assistant Secretary (1995-present), The
 Hartford, Connecticut                                     Travelers Insurance Company; Assistant
 Age 54                                                    Secretary (1995 to 6-1-2004), Secretary
                                                           (6-1-2004 to present), six Variable Annuity
                                                           Separate Accounts of The Travelers Insurance
                                                           Company+; Assistant Secretary, (1995 to
                                                           6-1-2004), Secretary (6-1-2004 to present),
                                                           five Mutual Funds sponsored by The Travelers
                                                           Insurance Company.++ Prior to January 1995,
                                                           Counsel, ITT Hartford Life Insurance Company.

 Andrew B. Shoup         Senior Vice         Since 2004    Director of Citigroup Asset Management;           N/A            None
 125 Broad Street    President and Chief                   Senior Vice President and Chief
 New York, New York     Administrative                     Administrative Officer of five Mutual Funds
 Age 48                    Officer                         sponsored by The Travelers Insurance
                                                           Company.++ Treasurer of certain mutual funds
                                                           associated with Citigroup. Head of
                                                           International Funds Administration of CAM
                                                           (2001-2003); Director of Global Funds
                                                           Administration of CAM from 200-2001' Head of
                                                           U.S. Citibank Funds Administration of CAM
                                                           (1998-2000)

                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                           TERM OF OFFICE                                               FUND COMPLEX   DIRECTORSHIPS
                       POSITION(S) HELD    AND LENGTH OF                                                 OVERSEEN BY     HELD BY
 NAME ADDRESS AND AGE      WITH FUND         TIME SERVED   PRINCIPAL OCCUPATION DURING LAST FIVE YEARS     DIRECTOR      DIRECTOR
 --------------------      ----------        -----------   -------------------------------------------     --------    -------------

 Kaprel Ozsolak            Treasurer         Since 2004    Vice President of Citigroup Global Markets        N/A            None
 125 Broad Street                                          Inc.; Chief Financial Officer and Treasurer
 New York, New York                                        of certain mutual funds associated with
 Age 39                                                    Citigroup; Controller of certain mutual funds
                                                           associated with Citigroup (2002-2004) and
                                                           five Mutual Funds sponsored by The Travelers
                                                           Insurance Company. ++

 Andrew Beagley         Chief Anti-Money     Since 2002    Director of Citigroup Global Markets, Inc.        N/A            None
 399 Park Avenue           Laundering                      (since 2000); Director of Compliance, North
 New York, New York    Compliance Officer                  America, Citigroup Asset Management (since
 Age 40                                                    2000); Chief Anti-Money Laundering Compliance
                                                           Officer and Vice President of certain mutual
                                                           funds associated with Citigroup; Director of
                                                           Compliance, Europe, the Middle East and
                                                           Africa, Citigroup Asset Management (from 1999
                                                           to 2000); Compliance Officer, Salomon
                                                           Brothers Asset Management Limited, Smith
                                                           Barney Global Capital Management Inc.,
                                                           Salomon Brothers Asset Management Asia
                                                           Pacific Limited (from 1997 to 1999); Chief
                                                           AML Compliance Officer of five Mutual Funds
                                                           sponsored by The Travelers Insurance
                                                           Company.++

William D. Wilcox      Chief Compliance      Since 2004    Counsel and Chief Compliance Officer (1999 -      N/A            None
One Cityplace              Officer                         present); The Travelers Insurance Company;
Hartford, CT                                               Chief AML Compliance (2002-present), six
Age 40                                                     Variable Annuity Separate Accounts of The
                                                           Travelers Insurance Company.+; Chief
                                                           Compliance Officer (2004-present), five
                                                           Mutual Funds sponsored by The Travelers
                                                           Insurance Company. ++

NON-INTERESTED TRUSTEES

                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN      OTHER
                                           TERM OF OFFICE                                               FUND COMPLEX   DIRECTORSHIPS
                       POSITION(S) HELD    AND LENGTH OF                                                 OVERSEEN BY     HELD BY
 NAME ADDRESS AND AGE      WITH FUND         TIME SERVED   PRINCIPAL OCCUPATION DURING LAST FIVE YEARS     DIRECTOR      DIRECTOR
 --------------------      ----------        -----------   -------------------------------------------     --------    -------------

 Robert E. McGill, III    Trustee            Since 1990    Retired manufacturing executive. Director         34             None
 295 Hancock Street                                        (1983-1995), Executive Vice President
 Williamstown, MA                                          (1989-1994) and Senior Vice President,
 Age 73                                                    Finance and Administration (1983-1989), The
                                                           Dexter Corporation (manufacturer of specialty
                                                           chemicals and materials); Vice Chairman
                                                           (1990-1992), Director (1983-1995), Life
                                                           Technologies, Inc. (life
                                                           science/biotechnology products); Director,
                                                           (1994-1999), The Connecticut Surety
                                                           Corporation (insurance); Director
                                                           (1995-2000), Chemfab Corporation (specialty
                                                           materials manufacturer); Director
                                                           (1999-2001), Ravenwood Winery, Inc.; Director
                                                           (1999-2003), Lydall Inc. (manufacturer of
                                                           fiber materials); Member, Board of Managers
                                                           (1974-present), six Variable Annuity Separate
                                                           Accounts of The Travelers Insurance Company+;
                                                           Trustee (1990-present), five Mutual Funds
                                                           sponsored by The Travelers Insurance
                                                           Company.++

 Lewis Mandell          Trustee              Since 1990    Professor of Finance and Managerial               34         Director
 Trustee                                                   Economics, University at Buffalo since 1998.              (2000-present),
 160 Jacobs Hall                                           Dean, School of Management (1998-2001),                   Delaware North
 Buffalo, NY                                               University at Buffalo; Dean, College of                         Corp.
 Age 61                                                    Business Administration (1995-1998),                       (hospitality
                                                           Marquette University; Professor of Finance                   business)
                                                           (1980-1995) and Associate Dean
                                                           (1993-1995), School of Business
                                                           Administration, and Director, Center for
                                                           Research and Development in Financial
                                                           Services (1980-1995), University of
                                                           Connecticut; Member, Board of Managers
                                                           (1990-present), six Variable Annuity Separate
                                                           Accounts of The Travelers Insurance Company+;
                                                           Trustee (1990-present), five Mutual Funds
                                                           sponsored by The Travelers Insurance
                                                           Company.++

 Frances M. Hawk,       Trustee              Since 1991    Private Investor, (1997-present); Portfolio       34             None
 CFA, CFP                                                  Manager (1992-1997), HLM Management Company,
 Trustee                                                   Inc. (investment management); Assistant
 108 Oxford Hill Lane                                      Treasurer, Pensions and Benefits. Management
 Downingtown, PA                                           (1989-1992), United Technologies Corporation
 Age 56                                                    (broad-based designer and manufacturer of
                                                           high technology products); Member, Board of
                                                           Managers (1991-present), six Variable Annuity
                                                           Separate Accounts of The Travelers Insurance
                                                           Company+; Trustee (1991-present), five Mutual
                                                           Funds sponsored by The Travelers Insurance
                                                           Company.++


--------------

+ The six Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities.

++ The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. Gerken is an "interested person" within the meaning of the 1940 Act, as amended, by virtue of his position as Managing Director of Citigroup Global Markets Inc., an indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.


Effective January 1, 2003, Mr. Knight Edwards retired from his directorship on the Board. He remains as an Emeritus Trustee. An Emeritus Trustee is permitted to attend meetings, but has no voting power.

COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating and Administration Committee recommends candidates for the nomination as members of the Board. The Committee also periodically reviews Board governance procedures, composition of the Board, compensation for the Board of Directors and the Committee monitors the performance of legal counsel employed by the Fund and the independent directors. The Nominating and Administration Committee will consider nominee recommendations by shareholders. Such recommendations should be submitted to the Fund in care of The Travelers Insurance Company, using the address on the cover page of this SAI. For the year ended December 31, 2004, the Nominating and Administration Committee met ___ times.

The Audit Committee monitors the appointment, compensation and termination of the Fund's independent auditors. The Audit Committee also monitors the overall quality of the Fund's financial reports and other financial information, the independence and audit work of the Funds' independent auditors and the Funds' financial reporting policies, practices and internal controls. For the year ended December 31, 2004, the Audit Committee met ____ times.

For the year ended December 31, 2004, the members of the Nominating and Administration Committee, and the Audit Committees were Robert E. McGill III, Lewis Mandell, and Frances M. Hawk. Trustees do not receive any additional compensation for their committee services.

COMPENSATION. Members of the Board who are also officers or employees of Citigroup Inc. or its subsidiaries are not entitled to any fee for their services to the Fund. Members of the Board who are not affiliated as employees of Citigroup, Inc. or its subsidiaries receive an aggregate retainer of $25,000 for service on the Boards of the five Mutual Funds sponsored by The Travelers Insurance Company and the six Variable Annuity Separate Accounts established by The Travelers Insurance Company. They also receive an aggregate fee of $3,500 for each meeting of such Boards attended and an additional fee of $1,000 for the second and each subsequent day of a regular scheduled meeting. Board Members with 10 years of service may agree to provide services as an emeritus director at age 72. Upon reaching 80 years of age, a Director must elect status as an emeritus director. An emeritus director will receive 50% of the annual retainer and 50% of meeting fees, if attended, but in no event for more than 10 years. The chart below shows the compensation paid to Board Members for the year ended December 31, 2004. Mr. Knight Edwards, as emeritus director, was paid $xx,xxx for the year ended December 31, 2004.

COMPENSATION TABLE
INTERESTED TRUSTEES

---------------------------- ---------------------- ------------------------   --------------------------
                                  AGGREGATE           PENSION OR RETIREMENT     TOTAL COMPENSATION FROM
                              COMPENSATION FROM     BENEFITS ACCRUED AS PART    FUND AND FUND COMPLEX
NAME OF PERSON, POSITION            FUND(1)              OF FUND EXPENSES          PAID TO DIRECTORS
---------------------------- ---------------------- ------------------------   --------------------------
Jay Gerken                           N/A                      N/A                         N/A
   Chairman and Trustee
---------------------------- ---------------------- ------------------------   --------------------------

INDEPENDENT TRUSTEES

---------------------------- ---------------------- ------------------------   --------------------------
                                  AGGREGATE           PENSION OR RETIREMENT     TOTAL COMPENSATION FROM
                              COMPENSATION FROM     BENEFITS ACCRUED AS PART    FUND AND FUND COMPLEX
NAME OF PERSON, POSITION            FUND(1)              OF FUND EXPENSES          PAID TO DIRECTORS
---------------------------- ---------------------- ------------------------   --------------------------
Robert E. McGill, III
   Trustee                                                    N/A
---------------------------- ---------------------- ------------------------   --------------------------
Lewis Mandell
   Trustee                                                    N/A
---------------------------- ---------------------- ------------------------   --------------------------
Frances M. Hawk, CFA, CFP
   Trustee                                                    N/A
---------------------------- ---------------------- ------------------------   --------------------------


-----------------
(1) No compensation was deferred for any Trustee or Officer under a deferred compensation plan.


The table below sets forth the dollar range of equity securities in the Funds beneficially owned by a Director, and, on an aggregate basis, in all registered investment companies overseen by a Director in the complex of Funds, as of December 31, 2004.


------------------------- --------------------------------------- --------------------------------------------------------
                                                                    Aggregate Dollar Range of Equity Securities in all
                           Dollar Range of Equity Securities in    Registered Investment Companies overseen by Directors
 Director                              the Company                            in Family of Investment Companies
------------------------- --------------------------------------- --------------------------------------------------------
R. Jay Gerken                           None                                              None

------------------------- --------------------------------------- --------------------------------------------------------
Robert E. McGill, III                   None                                              None
------------------------- --------------------------------------- --------------------------------------------------------
Lewis Mandell                           None                                              None
------------------------- --------------------------------------- --------------------------------------------------------
Frances M. Hawk                         None                                              None
------------------------- --------------------------------------- --------------------------------------------------------


                                 CODE OF ETHICS

Pursuant to Rule 17j-1 of the 1940 Act, the Fund and its investment advisers have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interest of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personnel securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

                              DECLARATION OF TRUST

The Fund is organized as a Massachusetts business trust. In accordance with certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if the Fund were held to be a partnership, however, the possibility of its shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for the Fund's obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. Further, the Declaration of Trust provides for indemnification out of Fund property for any shareholder held personally liable for the Fund's obligations.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER - TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY LLC ("TAMIC") furnishes investment management and advisory services to the Fund in accordance with the terms of an investment advisory agreement that was approved by shareholders on April 23, 1993 (the "Agreement").

TAMIC was incorporated in 1978 under the laws of the State of New York. On February 15, 2000 TAMIC was converted into a Delaware Limited Liability Company. TAMIC is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. TAMIC is an indirect wholly owned subsidiary of The Travelers Insurance Company, which is an indirect wholly owned subsidiary of Citigroup Inc. TAMIC's principal offices are located at 242 Trumbull Street, Hartford, Connecticut, 06115. TAMIC also provides investment advice to individual and pooled pension and profit-sharing accounts and non-affiliated insurance companies.

There are no material pending legal proceedings affecting TAMIC or the Funds.

As required by the 1940 Act, the Agreement will continue in effect for a period more than two years from the date of its execution only so long as its continuance is specifically approved at least annually: (1) by a vote of a majority of the Board, or (2) by a vote of a majority of the Fund's outstanding voting securities. In addition, and in either event, the terms of the Agreement must be approved annually by a vote of a majority of the trustees who are not parties to, or interested persons of any party to, the Agreement, cast in person at a meeting called for the purpose of voting on such approval and at which the Board is furnished such information as may be reasonably necessary to evaluate the terms of the Agreement. The Agreement further provides that it will terminate automatically upon assignment, may be amended only with prior approval of a majority of the Fund's outstanding voting securities, may be terminated without the payment of any penalty at any time upon sixty days' notice by the Board or by a vote of a majority of the Fund's outstanding voting securities, and may not be terminated by TAMIC without prior approval of a new investment advisory agreement by a vote of a majority of the Fund's outstanding voting securities.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS. As previously noted, the Board of Trustees oversees the Fund's investment adviser and determines whether to approve and renew the Fund's Investment Advisory Agreements. In reviewing the Agreements, the Board considered a number of factors, many of which are discussed below, but did identify any single factor as controlling.

Capability of the Investment Adviser to Provide Services

The Board considered, among other things, the experience and expertise of each Investment Adviser's personnel. The Board considered such factors as other clients or Funds for which the Adviser performs similar services, investment performance of such other clients or Funds, the length of service to such other clients or Funds and the size of asset pools advised. Additionally, the Board also considered the educational background and professional experience of the Adviser's personnel. The Board also considered the availability of such personnel to the Fund, as well as each Adviser's policies relating to the assignment of personnel to the Fund.

Regulatory Compliance History

The Board considered whether any of the Advisers or any affiliate thereof had any regulatory compliance problems. The Board considered the number and type of complaints, if any, involving the Adviser, and considered any inquiries involving the Adviser by the SEC or other federal or state agencies.

Investment Performance of the Fund

The Board reviewed the performance of the Fund from several perspectives. The Board considered how well the Fund achieved its objective. The Board also compared the Fund's performance with other funds with similar objectives and policies, but with different Advisers. Additionally, the Board compared the performance of the Fund with appropriate market indices.

Profitability of the Investment Adviser

The Board considered the reasonableness of each Adviser's profit, if any, from the fees under each Agreement. The Board assessed the fees in light of each Adviser's overall financial position. The Board considered the appropriateness of the method by which the costs to the Adviser of providing services are computed. The Board examined any collateral benefits to the Adviser as a result of providing services to the Fund as well as collateral benefits to the Fund as a result of its relationship with the Adviser.

Expenses

The Board considered data on the advisory fees of a representative sample of funds that are comparable to the Fund. The Board also considered the expense ratios of a representative sample of funds comparable to the Fund. The Board reviewed whether there have been any economies of scale realized because of common management with other Funds or other Funds managed by the Adviser and considered the potential for further economies of scale.

After evaluation of information received at regular meetings throughout the year, the Board concluded that the Fund's investment advisory agreement is reasonable and fair to the Fund and its shareholders and should be continued.

Under the terms of the Agreement, TAMIC shall:

              (1) obtain and evaluate pertinent economic, statistical and financial data and other information relevant to the investment policy of the Fund, affecting the economy generally and individual companies or industries, the securities of which are included in the Fund's portfolio or are under consideration for inclusion therein;

              (2) be authorized to purchase supplemental research and other services from brokers at an additional cost to the Fund;

              (3) regularly furnish recommendations to the Board with respect to an investment program for approval, modification or rejection by the Board;

              (4) take such steps as are necessary to implement the investment program approved by the Board; and

              (5) regularly report to the Board with respect to implementation of the approved investment program and any other activities in connection with the administration of the Fund's assets.

ADVISORY FEES. For furnishing investment management and advisory services to the Fund, TAMIC is paid a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. For the years ended December 31, 2002, 2003 and 2004 the Fund paid advisory fees of $1,391,141, $1,315,694 and [$XXXXXX], respectively.

Under the Agreement the Company has agreed to reimburse the Fund for the amount by which its aggregate annual expenses, including investment advisory fees but excluding brokerage commissions, interest charges and taxes, exceed 1.25% of the Fund's average net assets for any year. For the years ended December 31, 2002, 2003, and 2004 the Fund received no reimbursements from the Company.

THE SUBADVISER. The Travelers Investment Management Company ("TIMCO"), an indirect wholly owned subsidiary of Citigroup Inc., serves as subadviser to the Fund pursuant to the terms of a subadvisory agreement between TAMIC and TIMCO under which TIMCO is responsible for the day-to-day management of the Fund's common stock investments. The subadvisory agreement, which was approved by shareholders of the Fund at a meeting held on April 23, 1993, provides that TAMIC will pay TIMCO for its services a subadvisory fee at a rate equal to 50% of TAMIC's advisory fee. For the years ended December 31, 2002, 2003 and 2004 TAMIC paid TIMCO $695,570, $657,847 and [$XXXXXX] respectively, in subadvisory fees.

PORTFOLIO MANAGERS

Mr. Gene Collins and Mr. Kurt Lin are responsible for the day to day management of the fixed-income portion of the Fund. Mr. Collins is a Senior Vice President of TAMIC. Since 1986, he has been the Senior Portfolio Manager of the investment portfolios of Primerica Inc., the predecessor company of Citigroup Inc. Since 1998, Mr. Collins has also been the Senior Portfolio Manager of Primerica Life of Canada; a Canadian domiciled insurance company. Mr. Collins has 27 years of experience in investments covering all types of fixed income and equity securities. Mr. Lin is a Vice President of TAMIC and is responsible for managing US investment grade portfolios and structured products. He also trades corporate bonds, derivatives and currencies. Prior to joining TAMIC in 1997, Mr. Lin was the senior derivatives trader at Smith Barney.


--------------------- -------------------------------------- ------------------------------- ---------------------------------------
                      Number of Other Accounts Managed by    Assets in Other Accounts
                      Manager(s) as of December 31, 2004     Managed by Manager by Type of
                      by Type Account: (a) Registered        Account: (a) Registered         For Accounts Listed Where the
                      Investment Company; (b) Other Pooled   Investment Company; (b) Other   Manager's Compensation is Based on the
                      Investment Vehicles; (c) Other         Pooled Investment Vehicles; (c) Account's Performance, the Number of
Portfolio Manager     Accounts.                              Other Accounts                  Accounts and Assets in the Accounts
--------------------- -------------------------------------- ------------------------------- ---------------------------------------
Gene Collins
--------------------- -------------------------------------- ------------------------------- ---------------------------------------
Kurt Lin
--------------------- -------------------------------------- ------------------------------- ---------------------------------------

TIMCO employs a team approach in managing the Fund. However, Mr. Dan Willey and Mr. Louis Scott, are jointly and primarily responsible for the day to day management of the Fund since July 2004. Mr. Willey, Director, President, CEO/Senior Portfolio Manager, is the lead portfolio manager for the TIMCO team. Mr. Willey has been with TIMCO for ten years and has twenty-five years of investment experience. As the lead portfolio manager Mr. Willey has responsibility for monitoring the overall management of the Fund. Mr. Scott, Vice President, joined TIMCO in 1999, and has fifteen years of investment experience. Mr. Scott is the portfolio manager for quantitative equity strategies with a focus on the systematic implementation of model-based strategies.

Other team members include Alex Romeo, John Lau and Ethan Madson. A team of researchers, led by Lillyn Teh, PHD, CFA, Director, Head of Quantitative Research, supports the efforts of the portfolio management team.

Every member of the team is actively involved in the management of client portfolios. The individuals listed below focus solely on quantitative portfolio management of U.S. equity strategies. The efforts of the implementation team tends to get divided across our large, mid and small cap strategies, whereas the entire focus of the research team is to enhance the stock selection and portfolio construction models which are used in all mandates. Please refer to the table and biographical information below for details on the U.S. Quantitative Equity investment professionals.

Portfolio Management and Trading

===================== ===================================== ==================== ================== =======================
Name                  Title/Responsibilities                Years with Firm      Years in Position  Years of Experience
===================== ===================================== ==================== ================== =======================
Dan Willey            Director , President & CEO/Senior     10                   10                 25
                      Portfolio Manager
--------------------- ------------------------------------- -------------------- ------------------ -----------------------
John Lau, CFA         Director / Portfolio Manager          9                    9                  10
--------------------- ------------------------------------- -------------------- ------------------ -----------------------
Louis Scott           Director / Portfolio Manager          5                    5                  15
--------------------- ------------------------------------- -------------------- ------------------ -----------------------
Alex Romeo, CFA       Vice President / Portfolio Manager    6                    6                  6
--------------------- ------------------------------------- -------------------- ------------------ -----------------------
Ethan Madson          Assistant Vice President / Trader     6                    6                  6
--------------------- ------------------------------------- -------------------- ------------------ -----------------------


DANIEL WILLEY

Director, President of Travelers Investment Management Company (TIMCO)
o Responsible for all investment activities including, portfolio management, research and trading
o 25 years of industry experience
o Joined Travelers Investment Management Company (TIMCO) in 1994
o TRAVELERS INVESTMENT MANAGEMENT COMPANY - Portfolio Manager and Head Equity Trader for quantitative equity strategies
o SHAWMUT NATIONAL BANK - Head Equity Trader
o OFFICE OF THE TREASURER FOR THE STATE OF CONNECTICUT - Head Equity Trader
o BANK OF NEW ENGLAND - head trader, portfolio manager, research analyst
o TUCKER ANTHONY - Registered Representative
o BLYTH EASTMAN DILLION - Registered Representative
o Member of the Security Traders Association of Connecticut
o BA from St.Mary's Seminary University

JOHN LAU, CFA

Director
o Portfolio Manager for equity strategies; has had numerous responsibilities including portfolio management, research, trading, and new product development.
o 10 years of experience
o Joined Travelers Investment Management Company (TIMCO) in 1995
o United Technologies Pratt & Whitney Aircraft Engines - senior design engineer responsible for design simulation projects
o Member, Association for Investment Management & Research (AIMR)
o Member, American Finance Association
o Member, New York Society of Financial Analysts
o NASD Licensed (Series 3, Series 7 and Series 63)
o MBA from Columbia University; MS in Engineering from the University of California at Berkeley; BS in Engineering from the University of Michigan

LOUIS SCOTT

Vice President
o Portfolio Manager for quantitative equity strategies focusing primarily on the systematic implementation of model-based strategies and contribute to enhancements in existing stock selection models.
o 15 years of experience

o Joined Travelers Investment Management Company (TIMCO) in 1999
o Haglar Mastrovita & Hewitt - developed estimate revision models to complement their fundamental approach to stock selection
o Northfield Information Services - provider of quantitative tools for portfolio construction and performance measurement
o Pan Agora Asset Management - Currency Portfolio Manager; helped develop domestic and global equity models and the risk models for asset allocation and fixed income products
o MS in Applied Mathematics from Brown University; BS from the Massachusetts Institute of Technology

ALEXANDER ROMEO, CFA

Vice President
o Quantitative Analyst for equity strategies responsible for developing stock selection models, risk management and trading strategies; primary focus is on the development of simulations, models and backtests to evaluate earnings, valuation and pricing signals.
o 6 years of experience
o Joined Travelers Investment Management Company (TIMCO) in 1998
o General Dynamics - Systems Engineer
o Structured Technology Corporation - Software Developer
o End2End - Program Manager
o Member, Association of Investment Management and Research (AIMR)
o Member, Stamford Society of Investment Analysts, Inc. (SSIA)
o NASD Licensed (Series 3, Series 7 and Series 63)
o MBA from Rensselaer Polytechnic Institute; MS in Engineering from the University of Texas at Arlington; BS in Engineering from the Massachusetts Institute of Technology

ETHAN MADSON

Assistant Vice President
o Equity Trader for Quantitative Equity Strategies, responsible for domestic equity and futures trading.
o 6 years of experience
o Joined Travelers Investment Management Company (TIMCO) in 1998
o The Hartford, Simsbury, CT - Cash Analyst
o NASD Licensed (Series 3, Series 7 and Series 63)
o MBA in Finance from The University of Hartford, Barney School of Business, BA from The University of Hartford


--------------------- ------------------------------------- --------------------------------- --------------------------------------
                      Number of Other Accounts Managed by   Assets in Other Accounts
                      Manager(s) as of December 31, 2004    Managed by Manager by Type of
                      by Type Account: (a) Registered       Account: (a) Registered           For Accounts Listed Where the
                      Investment Company; (b) Other Pooled  Investment Company; (b) Other     Manager's Compensation is Based on the
                      Investment Vehicles; (c) Other        Pooled Investment Vehicles; (c)   Account's Performance, the Number of
Portfolio Manager     Accounts.                             Other Accounts                    Accounts and Assets in the Accounts
--------------------- ------------------------------------- --------------------------------- --------------------------------------
Dan Willey
--------------------- ------------------------------------- --------------------------------- --------------------------------------
John Lau
--------------------- ------------------------------------- --------------------------------- --------------------------------------
Louis Scott
--------------------- ------------------------------------- --------------------------------- --------------------------------------
Alexander Romeo
--------------------- ------------------------------------- --------------------------------- --------------------------------------
Ethan Madson
--------------------- ------------------------------------- --------------------------------- --------------------------------------


[Portfolio Manager Compensation - to be filed in subsequent amendment]

[PORTFOLIO MANAGER MATERIAL CONFLICTS OF INTEREST

Apparent or actual material conflicts of interest may arise when a portfolio manager has responsibilities for more than one fund or account. In general, portfolio managers with responsibility for multiple funds or accounts may face one or more of the following conflicts of interest:

       o A portfolio manager may devote unequal time or attention to the management of each portfolio

       o A portfolio manager may receive an incentive, such as a performance based management fee that relates to certain funds and not others

       o A portfolio manager employed by a subadviser to a fund may have an interest in enhancing the performance of the subadviser's funds over a fund that is not part of the subadviser's own fund complex

In addition to the issues noted above, the portfolio managers of the Fund face the following specific conflicts of interest:]

                               REDEMPTIONS IN KIND

If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself under the 1940 Act, however, to redeem for cash all shares presented for redemption in any 90-day period by any one shareholder up to $250,000 or 1% of the Fund's net assets, whichever is less. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

                                    BROKERAGE

Subject to the Board's approval, TAMIC's and TIMCO's policy, in executing transactions in portfolio securities, is to seek best execution of orders at the most favorable prices. Determining what may constitute best execution and price in the execution of a securities transaction by a broker involves considering, without limitation:

       o the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other cost paid;

       o      the efficiency with which the transaction is effected;

       o the ability to effect the transaction at all where a large block is involved;

       o the availability of the broker to stand ready to execute potentially difficult transactions in the future; and

       o      the financial strength and stability of the broker.

Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services TAMIC or TIMCO is required to perform under its investment advisory or subadvisory agreement. The cost, value, and specific application of such information are indeterminable and hence are not practicably allocable among the Fund and other clients of TAMIC or TIMCO who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions for such clients.

Purchases and sales of bonds and money market instruments are usually principal transactions and normally are purchased directly from the issuer or from the underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from the underwriters do include the underwriting commission or concession, and purchases from dealers serving as market makers do include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, the Fund deals with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees are incurred in connection with futures transactions, and the Fund is required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

TAMIC or TIMCO may follow a policy of considering the sale of shares of the Fund a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

TAMIC's and TIMCO's policy with respect to brokerage is and will be reviewed by the Board periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

The total brokerage commissions paid by the Fund for the years ended December 31, 2002, 2003 and 2004 were $270,318, $327,317 and [$XXXXXXX], respectively. No brokerage business was placed with any brokers affiliated with the Fund's investment adviser during the past three years.

                             PORTFOLIO TURNOVER RATE

The Fund's investment philosophy is based on the belief that, as in the past, the structure of the United States economy and its securities markets will undergo continuous change. Thus, the fully managed approach puts maximum emphasis on flexibility. Because of this flexibility, the Fund may have a high rate of portfolio turnover and, thus, higher transaction and brokerage costs. Accordingly, the Fund could have a turnover in the range of 100%.

A higher turnover rate should not be interpreted as a variation from the Fund's stated investment policy. Portfolio turnover results when the Fund makes a change in its investments from one investment sector (such as the equity market) to another investment sector (such as the bond market), as well as may result in response to redemptions, when the Fund realizes capital gains, and in response to market conditions. The Fund may have a loss if it makes a change in the investment sector in which the greatest proportion of its assets is invested at a time when subsequent market conditions are unfavorable.

The Fund's portfolio turnover rates for the years ended December 31, and 2003 and 2004 were 84% and xx% respectively.

                               FUND ADMINISTRATION

Since 1996 The Travelers Insurance Company ("TIC"), an indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of the average daily net assets of each respective Fund. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative services agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual of 0.02% of the average daily net assets of the Fund, plus $30,000 , subject to a maximum of 0.06% of the Fund's average daily net assets. For the years ended December 31, 2002, 2003 and 2004 the Fund paid administration fees of $166,937, $157,883 and [$XXXXXX], respectively.

                               SHAREHOLDER RIGHTS

Fund shares are currently sold only to insurance company separate accounts in connection with variable annuity and variable life insurance contracts issued by the Company. Shares are not sold to the general public. Fund shares are sold on a continuing basis, without a sales charge, at the net asset value next computed after the insurance company makes payment to the Fund's custodian. However, separate accounts to which shares are sold may impose sales and other charges, as described in the appropriate contract prospectus.

The Fund currently issues one class of shares that participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Fund and have no preference, conversion, exchange or preemptive rights.

Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable life insurance contracts.)

Although the Fund is not currently aware of any disadvantages to contract owners of either variable annuity or variable life insurance contracts because the Fund's shares are available with respect to both products, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Fund due to differences in tax treatment, management of the Fund's investments, or other considerations. The Fund's Board will monitor events in order to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and will determine what action, if any, should be taken in the event of such a conflict.

The Fund has delegated to the adviser and subadviser the proxy voting responsibilities for the securities held by the Fund. TAMIC has responsibility for proxies for the fixed-income portion of the Fund and TIMCO has responsibility for proxies for the equity portion of the Fund. Please see Appendix B for more information on proxy voting polices and procedures.

                         FEDERAL TAX STATUS OF THE FUND

The following discussion of the federal tax status of the Fund is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action.

Qualification as Regulated Investment Company.

The Fund is treated as a separate taxpayer for federal income tax purposes. The Fund intends to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a regulated investment company each year. If the Fund:
(1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and realized net short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), which the Fund intends to do, then under the provisions of Subchapter M of the Code the Fund should have little or no liability for federal income taxes. In particular, the Fund will not be subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., realized net long-term capital gain in excess of realized net short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

The Fund generally will endeavor to distribute (or treat as deemed distributed) to shareholders all of its investment company taxable income and its net capital gain, if any, for each taxable year so that it will not incur federal income taxes on its earnings.

The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (b) net income derived from an interest in a "qualified publicly traded partnership"; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. government securities and other securities (provided that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more "qualified publicly traded partnerships".

Distributions to Avoid Federal Excise Tax

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of: (1) 98% of its ordinary taxable income for the year, (2) 98% of its capital gain net income for the 12 months ended on October 31 of that calendar year, and (3) any ordinary income or net capital gain income not distributed for prior years (the "excise tax avoidance requirements"). To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings. However, the excise tax does not apply to a regulated investment company, whose only shareholders during the year are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, certain qualified trusts, or parties that contributed in aggregate $250,000 or less in seed money to the Fund. If the Fund has a seed money account that has invested more than $250,000, the Fund must make (and intends to make) the foregoing distributions of income in order to avoid paying the excise tax.

Section 817(h) Diversification Requirements

The Fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. A separate account may meet these requirements by investing solely in the shares of a regulated investment company registered under the 1940 Act as an open-end management investment company (such as the Fund) provided that such regulated investment company satisfies the diversification requirements (as well as certain other requirements) of Section 817(h) of the Code and the regulations issued thereunder. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which the Fund may invest. In order to comply with future requirements of
Section 817(h) (or related provisions of the Code), the Fund may be required, for example, to alter its investment objectives.

The Section 817(h) requirements place certain limitations on the assets of each separate account (or underlying regulated investment company) that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

       o no more than 55% of the Fund's total assets may be represented by any one investment

       o      no more than 70% by any two investments

       o      no more than 80% by any three investments

       o      no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account (or underlying regulated investment company) will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Compliance with Applicable Requirements

If for any taxable year the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year the Fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have assets directed to the Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if the Fund fails to comply with the diversification (or other) requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have assets directed to the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above requirements is carefully monitored by the Fund's investment advisers and subadvisers, and the Fund intends to comply with these requirements as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for the Fund than would otherwise be the case, since, to comply with the above requirements, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment adviser and subadvisers might otherwise select.

Capital Loss Carryforwards

As of December 31, 2003, the Fund has capital loss "carryforwards" as indicated below. To the extent provided in the Code and regulations thereunder, the Fund may carry forward such capital losses to offset realized capital gains in future years.

--------------------- -----------------------------

AMOUNT                EXPIRATION DATE: DECEMBER 31,

--------------------- -----------------------------

$
--------------------- -----------------------------

INVESTMENTS IN FOREIGN SECURITIES

Investment income received from sources within foreign countries, or capital gains earned by the Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of the Fund's assets to be invested within various countries is not now known. The Fund intends that it will operate so as to qualify for applicable treaty-reduced rates of tax.

If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the Fund to recognize taxable income or gain without the concurrent receipt of cash. If the Fund acquires stock in foreign corporations, it may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

Investments with Original Issue Discount

If the Fund invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) it must accrue income on such investments prior to the receipt of the corresponding cash. However, because the Fund must meet the 90% distribution requirement to qualify as a regulated investment company, the Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Options, Futures, and Swaps

The Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of the Fund, (2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the excise tax avoidance requirements described above. To mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company, management seeks to monitor the Fund's transactions, seeks to make the appropriate tax elections on behalf of the Fund, and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and the Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

INVESTOR TAXATION

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in the Fund generally are not subject to federal income tax on Fund earnings or distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts. For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

OTHER INFORMATION. The discussion of "Tax Consequences of Dividends and Distributions" in the prospectus and the foregoing discussion of federal income tax consequences is a general and abbreviated summary based on tax laws and regulations in effect on the date of the prospectus. Tax law is subject to change by legislative, administrative or judicial action. Each prospective investor should consult his or her own tax advisor as to the tax consequences of investments in the Fund.

It is not feasible to comment on all of the federal tax consequences concerning the Fund. No further discussion of those consequences is included in this SAI. For information concerning the federal income tax consequences to the owners of variable life insurance and annuity contracts, see the prospectuses for the contracts.

                                   PERFORMANCE

The Company may include the Fund's total return, average annual total return, and yield in advertisements and other sales literature. These figures are based on historical earnings and are not a guarantee of future performance. Additionally, these figures do not include the deduction of any contract charges, which, if reflected, would reduce the quoted performance.

Total Return

Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gains distributions at net asset value on the ex-dividend dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information over different periods of time by means of aggregate, average, year-by-year, or other types of total return figures. The standard total return shows what an investment in the fund would have earned over a specified period of time (one, five or ten years) assuming all distributions and dividends by the fund were invested on the reinvestment dates during the period less all recurring fees. Aggregate total return represents the cumulative change in the value of an investment in a fund for the specified period.

Average Annual Total Return

These figures are computed according to formula prescribed by the SEC. The formula is as follows:

P(1+T) /n/ =ERV
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years

ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

Yield

The yield of a fund refers to the net investment income earned by investments in the fund over a 30 day period. Yield is computed by dividing the net investment income per share earned during a specified 30 day period by the net asset value per share on the last day of such period and annualizing the result. For purposes of the yield calculation, interest income is determined based on a yield to maturity percentage for each long-term fixed income obligation in the fund; income on short-term obligations is based on current payment rate. This net investment income is then annualized, i.e., the amount of income earned by the investments during that 30 day period is assumed to be earned each 30 day period for 12 periods and is expressed as a percentage of the investments. The yield quotation is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies.

The standard formula is as follows:
                                     6
Yield = 2[((a - b) / (c x d) +1) - 1]

a = dividends and interest earned during the period b = expenses accrued for the period (net of waiver or reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund's general policy with respect to the disclosure of portfolio security holdings is that such information may never be shared with non-Fund related employees, investors and potential investors, and with third parties unless it is done for legitimate fund business purposes. Generally, the release of details of securities positions is only permitted once they are considered "stale" - meaning after it is 25 calendar days old following the quarter-end.

Each Fund's complete list of holdings (including the size of each position) may be made available to investors, potential investors, third-parties and non-Fund related employees no sooner than the time of the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end. The Funds do not currently post their portfolio holdings, or otherwise publicly disclose their portfolio holdings other than in required regulatory filings and reports.

Subject to the provisions relating to "ongoing arrangements," each fund's holdings may also be released with simultaneous public disclosure at least 25 days after quarter end. Typically, simultaneous public disclosure is achieved by posting the information to an Internet site that is accessible by the public, or through public release by a third party vendor. For the purposes of the policy, the term "ongoing arrangement" is interpreted to include any arrangement, whether oral or in writing, to provide portfolio holdings information to any person or entity more than once, but excluding any arrangement to provide such information following the filing of Form N-Q or Form N-CSR.

Funds may release limited portfolio holdings information that is not yet considered stale in the following circumstances, subject to the provisions relating to "ongoing arrangements":

1. The fund's top ten securities, current as of quarter-end, and the individual size of each such security position may be released at any time following quarter end with simultaneous public disclosure.

2. The fund's (i) top ten securities positions (including the aggregate but not individual size of such positions), (ii) sector weightings, (iii) yield and duration, and (iv) the fund's performance attribution (e.g., analysis of the fund's over performance or underperformance of its benchmark based on its portfolio holdings) may be released at any time with simultaneous public disclosure.

3. A list of securities (that may include fund holdings together with other securities) followed by the fund's portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4. A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

Under the policy, if portfolio holdings are released pursuant to an ongoing arrangement with any party, the fund must have a legitimate business purpose for the release of the information, the release of the information must be subject to a duty of confidentiality, including a duty not to trade on non-public information, in order to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by the fund. Neither the fund, or its advisers, or any other affiliated party may receive compensation or any other consideration in connection with such arrangements.

Set forth below is a list, as of December 28, 2004, of those parties with whom the funds has authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The fund's auditor also has access from time to time to a fund's portfolio holdings in connection with performing the audit and related functions.



          RECIPIENT (HOLDINGS)               FREQUENCY        DELAY BEFORE DISSEMINATION

State Street Bank & Trust Co.,
  (Fund Custodian and Accounting Agent)      Daily            None
Institutional Shareholders Services,
  (Proxy Voting Services)                    As necessary     None
Bloomberg                                    Quarterly        25 Calendar days after Quarter End
Lipper                                       Quarterly        25 Calendar days after Quarter End
S&P                                          Quarterly        25 Calendar days after Quarter End
Morningstar                                  Quarterly        25 Calendar days after Quarter End
Vestek                                       Daily            None
AMBAC (Insurer)                              Daily            None
S&P (Rating Agency)                          Weekly Tuesday
                                             Night            1 day
Moody's (Rating Agency)                      Weekly Tuesday
                                             Night            1 day
Factset                                      Daily            None
Baseline                                     Daily            None
Frank Russell                                Monthly          1 day
Callan                                       Quarterly        25 Days after Quarter End
Mercer                                       Quarterly        25 Days after Quarter End
eVestment Alliance                           Quarterly        25 Days after Quarter End
CRA RogersCasey                              Quarterly        25 Days after Quarter End
Cambridge Associates                         Quarterly        25 Days after Quarter End
Marco Consulting                             Quarterly        25 Days after Quarter End
Wilshire                                     Quarterly        25 Days after Quarter End
Informa Investment Services (Efron)          Quarterly        25 Days after Quarter End
CheckFree (Mobius)                           Quarterly        25 Days after Quarter End
Nelsons Information                          Quarterly        25 Days after Quarter End
Investor Tools                               Daily            None
Advent                                       Daily            None
BARRA                                        Daily            None
Plexus                                       Quarterly        Sent the 1-3 business day following the end of a
                                             (Calendar)       Quarter

Elkins/McSherry                              Quarterly        Sent the first business day following the end of a
                                             (Calendar)       Quarter

Quantitative Services Group                  Daily            None
Arnerich Massena & Associates                Semi-Annual      30 to 45 days after end of period


With respect to each such arrangement, each fund has a legitimate business purpose for the release of information. The release of the information is subject to trading restrictions and/or confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by the funds. Neither the funds, its advisers nor any other affiliated party receives compensation or any other consideration in connection with such arrangements.

It is expected that the Fund's policy will be submitted to the Board for review in connection with the Board's annual review of the Funds' compliance polices and procedures.

                              FINANCIAL STATEMENTS

The Fund's fiscal yearend is December 31st. Financial statements for the Fund's annual and semi-annual periods will be distributed to shareholders of record.

KPMG LLP, 757 Third Avenue, New York, NY 10017, has been selected as independent auditors to examine and report on the Fund's financial statements. The financial statements for the Fund have been audited by KPMG LLP for the fiscal year ended December 31, 2004. The financial statements of the Fund and the Report of Independent Auditors are contained in the Fund's Annual Report, which is incorporated by reference in the Statement of Additional Information.

                             ADDITIONAL INFORMATION

On April 1, 2004, the Company owned 100% of the Fund's outstanding shares. The Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is a wholly owned subsidiary of The Travelers Insurance Group Inc., which is an indirect wholly owned subsidiary of Citigroup Inc., a bank holding company. The Company's home office is located at One Cityplace, Hartford, Connecticut 06103.

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is the Fund's custodian. The custodian is responsible for holding all securities and cash of the Fund, receiving and paying for securities purchased, delivering securities sold against payment, receiving and collecting income from investments, and making payments covering expenses of the Fund, all as directed by persons authorized by the Fund. The custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund.

Citicorp Trust Bank, fsb (formerly, Travelers Bank & Trust, fsb), 125 Broad Street, New York, NY 10004, will maintain the records relating to its function as transfer agent for the Fund.

Sutherland Asbill & Brennan LLP serves as Fund counsel. It is located at 1275 Pennsylvania Avenue, N.W., Washington, DC 20004.

PFPC Global Fund Services (formerly First Data Investor Services Group, Inc.), 101 Federal Street, Boston, MA, 02110, will maintain records relating to its function as the sub-transfer agent for the Fund.

Except as otherwise stated in its prospectus or as required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this SAI, or any supplemental sales literature issued by the Fund, and no person is entitled to rely on any information or representation not contained in the prospectus.

The Fund's prospectus and this SAI omit certain information contained in the Fund's registration statement filed with the SEC, which investors may obtain from the SEC's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the SEC. Otherwise, investors may obtain the Fund's registration for free by accessing the SEC's website at http://www.sec.gov.

                                   APPENDIX A

                            COMMERCIAL PAPER RATINGS

The Fund's investments in commercial paper are limited to those rated A-1 or A-2 by S&P or PRIME-1 or PRIME-2 by Moody's. These ratings and other money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

Commercial paper rated A-2 by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Commercial paper rated PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

Commercial paper rated PRIME-2 has a strong capacity for repayment of short-term promissory obligations.

                       COMMON AND PREFERRED STOCK RATINGS

MOODY'S COMMON STOCK RATINGS

Moody's presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented include: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (I) a ten year comparative statistical analysis.

This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently, and what its future performance prospects appear to be.

These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

                         (1) High Grade

                         (2) Investment Grade

                         (3) Medium Grade

                         (4) Speculative Grade

MOODY'S PREFERRED STOCK RATINGS

Preferred stock ratings and their definitions are as follows:

         1. aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         2. aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         3. a: An issue that is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         4. baa: An issue that is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         5. ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         6. b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a midrange ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

The ratings are based, in varying degrees, on the following considerations:

         a. Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB and B - Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation. While such debt likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S CORPORATE BOND RATINGS

            Moody's ratings are as follows:

         1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds that are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH CORPORATE BOND RATINGS

            Fitch ratings are as follows -

         1. AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         2. AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-l+".

         3. A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

         4. BBB - Bonds considered investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to have adverse impact on these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         5. BB - Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

         6. B - Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

PLUS (+) MINUS (-) - Plus and minus signs are used (except in "AAA" category) with a rating symbol to indicate the relative position of a credit within the rating category.

                                   APPENDIX B
                      PROXY VOTING POLICIES AND PROCEDURES

Because the voting of proxies for portfolio securities relates to the investment decision making process, responsibility for voting portfolio securities has been delegated to the adviser or the subadviser, a s appropriate. This appendix includes the policies and procedures, the adviser or subadviser uses to determine how to vote such proxies. However, these policies and procedures may not address all potential voting issues that surround individual proxy votes, so there may be instances in which the votes may vary from an adviser or subadviser's particular policy.

Information on how each portfolio voted proxies relating to portfolio securities during the most recent 12 month period ended June 30th is available (1) without charge by calling 800-842-9368, (2) on the internet at www.CitigroupAM.com, and
(3) on the SEC's website at www.sec.gov.

TAMIC AND TIMCO - PROXY VOTING POLICIES AND PROCEDURES

Both TAMIC and TIMCO are affiliates of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). CAM has developed a set of proxy voting policies and procedures (the "Policies") to ensure that the adviser votes proxies relating to securities in the best interest of clients.

In voting proxies, the adviser is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The adviser attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The adviser may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the adviser of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, the adviser generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the adviser's goal to vote proxies in the best interest of clients, the adviser follows procedures designed to identify and address material conflicts that may arise between the adviser's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the adviser) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the adviser's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The adviser also maintains and considers a list of significant relationships that could present a conflict of interest for the adviser in voting proxies. The adviser is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the adviser decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the adviser for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the adviser decides to vote a proxy, the adviser generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the adviser in voting proxies with respect to such issuer. Such position is based on the fact that the adviser is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the adviser and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the adviser personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the adviser's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the adviser's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the adviser may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

                              MANAGED ASSETS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

L-11172S                                                         TIC Ed. 5-2005
                                                              Printed in U.S.A.

                                     PART C

                                OTHER INFORMATION

ITEM 22.          EXHIBITS

     EXHIBIT
      NUMBER         DESCRIPTION

       (a) Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 11, 1996.)

       (b) By-Laws of Managed Assets Trust (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 11, 1996.)

     (d)(1) Investment Advisory Agreement between the Registrant and Travelers Asset Management International Corporation. Incorporated herein by reference to Exhibit 5(A) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 11, 1996.)

    (d)(1)(i) Amendment to Investment Advisory Agreement between the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit
              (d)(1)(i) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed on April 30, 2004.)

     (d)(2) Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company. (Incorporated herein by reference to Exhibit 5(B) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 11, 1996.)

    (d)(2)(i) Amendment to Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company. (Incorporated herein by reference to Exhibit
              (d)(2)(i) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed on April 30, 2004.)

       g(1) Master Custody Agreement with State Street Bank and Trust. (Incorporated herein by reference to Exhibit g(5) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, File No. 33-75644, Accession No. 0000950130-02-001166
              filed February 27, 2002.)

       h(1) Form of Amended and Restated Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit h(1) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed on April 30, 2004.)

       h(2) Transfer Agency and Services Agreement between Citi Fiduciary Trust Company (formerly Smith Barney Private Trust Company) and the Registrant. (Incorporated herein by reference to Exhibit h.2 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, File No. 33-75644 filed on February 28, 2001.)

       h(3) Sub-Transfer Agency and Services Agreement between Registrant and PFPC Global Fund Services. (Incorporated herein by reference to Exhibit h.3 to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, File No. 33-75644 filed February 28, 2001.).

       (i) An Opinion and Consent of counsel as to the legality of the securities registered by the Registrant. (Incorporated herein by reference to the Registrant's Rule 24f-2 Notice filing on March 24, 1998.)

     (j)(1) Consent of Independent Registered Public Accounting Firm. To be filed by amendment.

     (j)(2) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Heath B. McLendon, Knight Edwards, Robert
              E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(B) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1 filed April 11, 1996.)

     (j)(3) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone. (Incorporated herein by reference to Exhibit 11(B) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on February 20, 1997.)

     (j)(4) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for R. Jay Gerken and Richard Peteka. (Incorporated herein by reference to Exhibit (j)(4) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed April 28, 2003.)

     (j)(5) Powers of Attorney authorizing Ernest J. Wright, Assistant Secretary or Kathleen A. McGah, Secretary as signatory for Robert
              E. McGill, Lewis Mandell, Frances M. Hawk, and Jay Gerken. Filed herein.

       (p) Code of Ethics of Managed Assets Trust (Incorporated herein by reference to Exhibit p(1) to Post -Effective Amendment No. 32 to the Registration Statement on Form N-1A, File No. 2-76640 filed April 17, 2001.)


ITEM 23.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Not Applicable.

ITEM 24.   INDEMNIFICATION

Provisions for the indemnification of the Fund's Trustees and officers are contained in the Fund's Declaration of Trust which was filed with Post-Effective Amendment No. 19 to this Registration Statement as Exhibit 1 on April 11, 1996.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information as to Officers and Directors of Travelers Asset Management International Company LLC (TAMIC), the Investment Adviser for Managed Assets Trust, is in included in its Form ADV (File No. 801-57536) filed with the Commission, which is incorporated herein by reference thereto.

Information as to Officers and Directors of The Travelers Investment Management Company (TIMCO), the Sub-Adviser for Managed Assets Trust is in included in its Form ADV (File No. 801-07212) filed with the Commission, which is incorporated herein by reference thereto.

ITEM 26.   PRINCIPAL UNDERWRITER

Not Applicable.

ITEM 27.   LOCATION OF ACCOUNTS AND RECORDS

(1)      Smith Barney Fund Management LLC
         125 Board Street
         New York, NY 10004

(2)      State Street Bank & Trust Company
         225 Franklin Street
         Boston, MA 02110

(3)      PFPC Global Fund Services (formerly First Data Investor Services Group,
         Inc.)
         101 Federal Street
         Boston, MA 02110

(4) Citicorp Trust Bank, fsb (formerly Travelers Bank & Trust, fsb) 125 Broad Street
         New York, New York 10004

ITEM 28.   MANAGEMENT SERVICES

Not Applicable.

ITEM 29.   UNDERTAKINGS

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 32 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 25th day of February 2005.

                              MANAGED ASSETS TRUST
                                  (Registrant)

                                       By: *R. Jay Gerken
                                           -----------------------------
                                           R. Jay Gerken
                                           Chairman, Board of Trustees
                                           Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this registration statement has been signed below by the following persons in the capacities indicated on the 25th day of February 2005.


R. JAY GERKEN
----------------------------------  Chairman of the Board, President and
(R. Jay Gerken)                     Chief Executive Officer


*ROBERT E. MCGILL III               Trustee
----------------------------------
(Robert E. McGill III)

*LEWIS MANDELL                      Trustee
----------------------------------
(Lewis Mandell)

*FRANCES M. HAWK                    Trustee
----------------------------------
(Frances M. Hawk)



*By: /s/ Ernest J. Wright, Attorney-in-Fact
     Assistant Secretary, Board of Trustees

                                  EXHIBIT INDEX

    EXHIBIT NO.       DESCRIPTION                                                 METHOD OF FILING
    -----------       -----------                                                 ----------------
     (j)(5)   Powers of Attorney authorizing Ernest J. Wright, Assistant          Electronically
              Secretary or Kathleen A. McGah, Secretary, as signatory for Robert
              E. McGill, Lewis Mandell, Frances M. Hawk, and Jay Gerken.